UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21153

Nuveen Maryland Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
November 30, 2010

Nuveen Maryland Premium Income Municipal Fund
NMY

Nuveen Maryland Dividend Advantage Municipal Fund
NFM

Nuveen Maryland Dividend Advantage Municipal Fund 2
NZR

Nuveen Maryland Dividend Advantage Municipal Fund 3
NWI

Nuveen Virginia Premium Income Municipal Fund
NPV

Nuveen Virginia Dividend Advantage Municipal Fund
NGB

Nuveen Virginia Dividend Advantage Municipal Fund 2
NNB

10 November

INVESTMENT ADVISOR NAME CHANGE

Effective January 1, 2011, Nuveen Asset Management, the Funds’ investment adviser, has changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors has formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities. Nuveen Asset Management, LLC now serves as the Funds’ sub-adviser, and the Funds’ portfolio managers have become employees of Nuveen Asset Management, LLC rather than Nuveen Fund Advisors. Nuveen Fund Advisors will compensate Nuveen Asset Management, LLC for the portfolio management services it provides to the Funds from the Funds’ management fee, which will not change as a result of this reorganization. Nuveen Fund Advisors and Nuveen Asset Management, LLC retain the right to reallocate investment advisory responsibilities and fees between themselves in the future.

NUVEEN INVESTMENTS COMPLETES STRATEGIC COMBINATION WITH FAF ADVISORS

On January 3, 2011, Nuveen Investments announced the completion of the strategic combination with FAF Advisors and Nuveen Asset Management LLC, the largest investment affiliate of Nuveen Investments. As part of this transaction, U.S. Bancorp–the parent of FAF Advisors—received a 9.5% stake in Nuveen Investments as well as additional cash consideration in exchange for the long term investment business of FAF Advisors, including investment-management responsibilities for the mutual funds of the First American Funds family.

The approximately $27 billion of mutual fund and institutional assets managed by FAF Advisors, along with the investment professionals managing these assets and most other key personnel, have become part of Nuveen Asset Management LLC. With these additions to Nuveen Asset Management LLC, this affiliate now manages more than $100 billion of assets across a broad range of strategies from municipal and taxable fixed income to traditional and specialized equity investments.

This combination does not affect the investment objectives or strategies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at Hyde Park, NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors and Winslow Capital. Nuveen Investments managed $195 billion of assets as of December 31, 2010.

Chairman’s
Letter to Shareholders

Dear Shareholders,

The global economy recorded another year of recovery from the financial and economic crises of 2008, but many of the factors that caused the crises still weigh on the prospects for continued recovery. In the U.S., ongoing weakness in housing values is putting pressure on homeowners and mortgage lenders. Similarly, the strong earnings recovery for corporations and banks has not been translated into increased hiring or more active lending. Globally, deleveraging by private and public borrowers is inhibiting economic growth and this process is far from complete.

Encouragingly, a variety of constructive actions are being taken by governments around the world to stimulate further recovery. In the U.S., the recent passage of a stimulatory tax bill relieves some of the pressure on the Federal Reserve System to promote economic expansion through quantitative easing and offers the promise of faster economic growth. A number of European governments are undertaking programs that could significantly reduce their budget deficits. Governments across the emerging markets are implementing various steps to deal with global capital flows without undermining international trade and investment.

The success of these government actions could have an important impact on whether 2011 brings further economic recovery and financial market progress. One risk associated with the extraordinary efforts to strengthen U.S. economic growth is that the debt of the U.S. government will continue to grow to unprecedented levels. Another risk is that over time there could be upward pressures on asset values in the U.S. and abroad, because what happens in the U.S. impacts the rest of the world economy. We must hope that the progress made on the fiscal front in 2010 will continue into 2011. In this environment, your Nuveen investment team continues to seek sustainable investment opportunities and to remain alert to potential risks in a recovery still facing many headwinds. On your behalf, we monitor their activities to assure they maintain their investment disciplines.

As you will note elsewhere in this report, on January 1, 2011, Nuveen Investments completed the acquisition of FAF Advisors, Inc., the manager of the First American Funds. The acquisition adds highly respected and distinct investment teams to meet the needs of investors and their advisors and is designed to benefit all fund shareholders by creating a fund organization with the potential for further economies of scale and the ability to draw from even greater talent and expertise to meet these investor needs.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
January 21, 2011

Nuveen Investments 1

Portfolio Manager’s Comments

Nuveen Maryland Premium Income Municipal Fund (NMY)
Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
Nuveen Virginia Premium Income Municipal Fund (NPV)
Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)

Recently, portfolio manager Cathryn Steeves discussed key investment strategies and the six-month performance of the Nuveen Maryland and Virginia Funds. Cathryn, who joined Nuveen in 1996, has managed these seven Funds since 2006. In January 2011, after the close of this reporting period, Tom Spalding assumed management of these seven Funds. Tom has 35 years of investment management experience with Nuveen.

What key strategies were used to manage the Maryland and Virginia Funds during the six-month reporting period ended November 30, 2010?

During this period, the combination of strong demand and tighter supply of new tax-exempt municipal issuance continued to create favorable conditions that helped to support municipal bond prices. One reason for the decline in new tax-exempt supply was the considerable issuance of taxable municipal debt under the Build America Bond (BAB) program. Build America Bonds, first issued in April 2009, offer municipal issuers a federal subsidy equal to 35% of a security’s interest payments, providing issuers with an alternative to traditional tax-exempt debt. For the six months ended November 30, 2010, taxable Build America Bond issuance totaled $57.5 billion, representing approximately 26% of new bonds in the municipal marketplace nationwide. In Maryland and Virginia during this period, Build America Bonds accounted for 40% and 38% of municipal supply, respectively, meaningfully impacting tax-exempt supply in both states. Since interest payments from Build America Bonds represent taxable income, we do not view these bonds as good investment opportunities for these Funds.

In this environment of constrained tax-exempt municipal bond issuance, we continued to take a bottom-up approach in an attempt to discover undervalued sectors and individual credits with the potential to perform well over the long term. During this period, the Maryland Funds found value in health care, including bonds issued for Johns Hopkins Hospital and taxing district credits. In the Virginia Funds, our purchases included housing, health care, higher education and general obligation bonds. When in-state issues became especially scarce, the Virginia Funds took advantage of their ability to invest up to 20% of their net assets in out-of-state credits, buying Virgin Islands bonds in order to keep the Funds as fully invested as possible. For the most part, all of these Funds were focused on bonds with coupons of at least 5% and maturities between 20 and 30 years.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings denotes the highest rating assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) such as Standard & Poor’s, Moody’s or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

2 Nuveen Investments

Some of our investment activity resulted from opportunities created by the provisions of the Build America Bond program. For example, tax-exempt supply was more plentiful in the health care and higher education sectors because, as 501(c)(3) (nonprofit) organizations, hospitals and private universities generally did not qualify for the Build America Bond program and continued to issue bonds in the tax-exempt municipal market. Bonds with proceeds earmarked for refundings, working capital and private activities also were not covered by the Build America Bond program, and this resulted in attractive opportunities in various other sectors of the market.

The impact of the Build America Bond program also was evident in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Approximately 70% of Build America Bonds were issued with maturities of at least 30 years. Even though this significantly reduced the availability of tax-exempt credits with longer maturities and made locating appropriate longer bonds more challenging, especially in Maryland, we continued to find opportunities to purchase attractive longer-term bonds for these Funds. The issuance of Build America Bonds ended on December 31, 2010.

Cash for new purchases during this period was generated primarily by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds fully invested. Selling was virtually non-existent, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of November 30, 2010, all seven of these Funds continued to use inverse floating rate securities.1 We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for the Nuveen Maryland and Virginia Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 11/30/10

Fund	6-Month	1-Year	5-Year	10-Year
Maryland Funds
NMY	1.67%	6.82%	4.96%	6.43%
NFM	1.77%	6.59%	4.75%	N/A
NZR	1.18%	5.89%	4.46%	N/A
NWI	1.47%	5.96%	4.99%	N/A
Standard & Poor’s (S&P) Maryland Municipal Bond Index2	1.60%	4.64%	4.63%	5.22%
Standard& Poor’s (S&P) National Municipal Bond Index3	1.09%	5.06%	4.44%	5.27%
Lipper Other States Municipal Debt Funds Average4	0.78%	6.04%	4.23%	5.85%

Virginia Funds
NPV	1.54%	6.67%	4.58%	6.08%
NGB	0.54%	5.47%	3.89%	N/A
NNB	0.82%	5.68%	4.25%	N/A
Standard & Poor’s (S&P) Virginia Municipal Bond Index2	1.06%	4.11%	4.31%	5.20%
Standard& Poor’s (S&P) National Municipal Bond Index3	1.09%	5.06%	4.44%	5.27%
Lipper Other States Municipal Debt Funds Average4	0.78%	6.04%	4.23%	5.85%

*	Six-month returns are cumulative; all other returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.
1
An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term interest at a rate that varies inversely with a short-term interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

2
The Standard & Poor’s (S&P) Municipal Bond Indexes for Maryland and Virginia are unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade municipal bond markets in Maryland and Virginia, respectively. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

3
The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

4
The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all leveraged and unleveraged closed-end funds in this category for each period as follows: 6-month, 46 funds; 1-year, 46 funds; 5-year, 46 funds; 10-year, 20 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment. Shareholders should note that the performance of the Lipper Other States category represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Nuveen Investments 3

For the six months ended November 30, 2010, the cumulative returns on common share net asset value (NAV) for NMY and NFM exceeded the return for the Standard & Poor’s (S&P) Maryland Municipal Bond Index, NWI performed in line with this index and NZR trailed the Maryland index. Among the Virginia Funds, NPV outperformed the Standard & Poor’s (S&P) Virginia Municipal Bond Index, while NGB and NNB lagged the state index. All four of the Maryland Funds as well as NPV exceeded the return on the Standard & Poor’s (S&P) National Municipal Bond Index, while NGB and NNB underperformed the national index. All of the Funds except NGB outperformed the average return for the Lipper Other States Municipal Debt Funds Average. Shareholders should note that the performance of the Lipper Other States Average represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of financial leverage also factored into the Funds’ performance. Leverage is discussed in more detail on page five.

During this period, municipal bonds with intermediate maturities generally outperformed other maturities, with credits at both the shortest and longest ends of the municipal yield curve posting the weakest returns. Overall, yield curve positioning and duration proved positive for the performance of all these Funds. All seven of the Funds benefited from their overweightings in the outperforming intermediate-maturity sector and underexposure to the underperforming long part of the curve.

Credit exposure also played a role in the performance of these Funds. For the period, bonds rated AA generally performed poorly, while those rated BBB or below and non-rated bonds posted stronger returns. All of these Funds were overweighted in lower-rated and non-rated bonds and underweighted in bonds rated AA, which benefited their relative performance for this period. In particular, NFM had the highest allocation to BBB and non-rated bonds and the lowest weighting in bonds rated AA among these seven Funds.

Holdings that positively contributed to the Funds’ returns during this period included housing, utilities and health care bonds. In general, all of these Funds were overweighted in the housing and health care sectors relative to the overall municipal market, which tended to be positive for their performance. In the Virginia Funds, this was offset to a slight degree by an underweighting of the utilities sector.

In contrast, the education and water and sewer sectors turned in relatively weak performances and zero coupon bonds trailed the municipal market by the widest margin. The transportation sector, with the exception of the airport subsector, also failed to keep pace with the municipal market return for the six months. The Virginia Funds plus NFM were underexposed to education bonds, which lessened the impact of these holdings, while the remaining three Maryland Funds were negatively impacted by their overexposure to higher education credits. All of the Funds except NGB were underweighted in transportation, which was positive for their performance. Although NGB was overweighted in transportation, the majority of its exposure to this sector was in airport bonds, which performed well and were a net positive for this Fund.

4 Nuveen Investments

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of most of these Funds relative to the comparative indexes was the Funds’ use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ LEVERAGED CAPITAL STRUCTURE

Shortly after their respective inception, each of the Funds issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares, a floating rate form of preferred stock. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of five years.

Nuveen Investments 5

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

During 2010, and as of the time this report was prepared, 33 Nuveen leveraged closed-end funds (including NPV), received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/ Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, 26 of the funds that received demand letters (including NPV), were named as nominal defendants in a putative shareholder derivative action complaint captioned Safier and Smith v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on July 27, 2010. Three additional funds were named as nominal defendants in a similar complaint captioned Curbow v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on August 12, 2010, and three additional funds were named as nominal defendants in a similar complaint captioned Beidler v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on September 21, 2010 (collectively, the “Complaints”). The Complaints, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Asset Management as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaints contain the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. Nuveen Asset Management believes that the Complaints are without merit, and intends to defend vigorously against these charges.

6 Nuveen Investments

As of November 30, 2010, the amount of ARPS redeemed by the Funds are as shown in the accompanying table.

Fund	Auction Rate Preferred Shares Redeemed	% of Original Auction Rate Preferred Shares
NMY	$46,125,000	58.3%
NFM	$32,000,000	100.0%
NZR	$32,000,000	100.0%
NWI	$24,175,000	62.0%
NPV	$38,250,000	60.0%
NGB	$24,000,000	100.0%
NNB	$42,000,000	100.0%

MTP

As of November 30, 2010, the Funds have issued and outstanding MTP Shares, at liquidation value, as shown in the accompanying table.

Fund	MTP Shares at Liquidation Value
NMY	$38,775,000
NFM	$26,485,000
NZR	$27,300,000
NWI	$20,700,000
NPV	$32,205,000
NGB	$22,800,000
NNB	$43,200,000

Subsequent to the reporting period, NWI completed the issuance of $15.366 million of 2.85%, Series 2016 MTP. The newly issued MTP shares trade on the NYSE under the symbol “NWI PrD.” The net proceeds from this offering were used to refinance the Fund’s remaining outstanding ARPS at par. Immediately following its MTP issuance, NWI noticed for redemption at par its remaining $14.825 million ARPS outstanding using the MTP proceeds.

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares.)

As of November 30, 2010, all 84 of the Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen’s municipal closed-end funds’ ARPS redemptions to approximately $5.8 billion of the approximately $11.0 billion originally outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

Nuveen Investments 7

Common Share Dividend and
Share Price Information

The monthly dividends of all seven Funds in this report remained stable throughout the six-month reporting period ended November 30, 2010. In addition, NMY had a monthly dividend increase that was declared just prior to the start of this reporting period and took effect in June 2010.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2010, all seven of the Funds in this report had positive UNII balances, based upon our best estimates, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Funds’ repurchase program, the Funds have not repurchased any of their outstanding common shares.

As of November 30, 2010, the Funds’ common share prices were trading at (+) premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

Fund	11/30/10 (+)Premium/(-)Discount	6-Month Average (+)Premium/(-)Discount
NMY	+0.34%	+0.20%
NFM	-2.81%	-0.12%
NZR	+0.35%	+0.43%
NWI	-2.63%	-1.86%
NPV	+3.71%	+7.78%
NGB	+2.59%	+6.57%
NNB	+2.87%	+5.53%

8 Nuveen Investments

NMY	Nuveen Maryland
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.69
Common Share Net Asset Value (NAV)	$14.64
Premium/(Discount) to NAV	0.34%
Market Yield	5.19%
Taxable-Equivalent Yield1	7.59%
Net Assets Applicable to Common Shares ($000)	$155,917

Average Annual Total Return (Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	4.42%	1.67%
1-Year	11.69%	6.82%
5-Year	5.57%	4.96%
10-Year	5.92%	6.43%

Portfolio Composition3
(as a % of total investments)
Health Care	18.2%
U.S. Guaranteed	17.1%
Tax Obligation/General	12.5%
Education and Civic Organizations	10.5%
Tax Obligation/Limited	9.8%
Housing/Multifamily	8.3%
Housing/Single Family	7.6%
Utilities	3.5%
Other	12.5%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 9

NFM	Nuveen Maryland
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2010

Fund Snapshot
Common Share Price	$13.85
Common Share Net Asset Value (NAV)	$14.25
Premium/(Discount) to NAV	-2.81%
Market Yield	5.63%
Taxable-Equivalent Yield1	8.23%
Net Assets Applicable to Common Shares ($000)	$59,797

Average Annual Total Return
(Inception 1/23/01)
	On Share Price	On NAV
6-Month (Cumulative)	-0.49%	1.77%
1-Year	8.22%	6.59%
5-Year	4.11%	4.75%
Since Inception	4.71%	5.68%

Portfolio Composition3
(as a % of total investments)
Health Care	24.0%
Tax Obligation/Limited	15.1%
U.S. Guaranteed	14.3%
Housing/Multifamily	9.2%
Education and Civic Organizations	7.4%
Housing/Single Family	6.5%
Tax Obligation/General	5.1%
Consumer Discretionary	3.6%
Other	14.8%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

10 Nuveen Investments

NZR	Nuveen Maryland
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.30
Common Share Net Asset Value (NAV)	$14.25
Premium/(Discount) to NAV	0.35%
Market Yield	5.54%
Taxable-Equivalent Yield1	8.10%
Net Assets Applicable to Common Shares ($000)	$59,887

Average Annual Total Return
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	-2.04%	1.18%
1-Year	13.02%	5.89%
5-Year	3.64%	4.46%
Since Inception	5.11%	5.59%

Portfolio Composition3
(as a % of total investments)
Health Care	20.6%
U.S. Guaranteed	18.3%
Tax Obligation/Limited	10.7%
Tax Obligation/General	9.7%
Education and Civic Organizations	9.7%
Housing/Single Family	7.2%
Housing/Multifamily	6.3%
Transportation	3.9%
Other	13.6%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 11

NWI	Nuveen Maryland
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.05
Common Share Net Asset Value (NAV)	$14.43
Premium/(Discount) to NAV	-2.63%
Market Yield	5.38%
Taxable-Equivalent Yield1	7.87%
Net Assets Applicable to Common Shares ($000)	$77,436

Average Annual Total Return
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	1.62%	1.47%
1-Year	8.14%	5.96%
5-Year	5.40%	4.99%
Since Inception	4.51%	5.22%

Portfolio Composition3
(as a % of total investments)
Health Care	20.0%
Tax Obligation/Limited	19.4%
U.S. Guaranteed	17.2%
Tax Obligation/General	8.3%
Education and Civic Organizations	8.1%
Housing/Single Family	5.4%
Housing/Multifamily	5.3%
Water and Sewer	3.7%
Other	12.6%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

12 Nuveen Investments

NPV	Nuveen Virginia
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2010

Fund Snapshot
Common Share Price	$15.10
Common Share Net Asset Value (NAV)	$14.56
Premium/(Discount) to NAV	3.71%
Market Yield	5.32%
Taxable-Equivalent Yield1	7.84%
Net Assets Applicable to Common Shares ($000)	$131,020

Average Annual Total Return
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	-2.21%	1.54%
1-Year	9.19%	6.67%
5-Year	4.32%	4.58%
10-Year	6.02%	6.08%

Portfolio Composition4
(as a % of total investments)
Health Care	19.7%
Tax Obligation/Limited	18.7%
U.S. Guaranteed	16.6%
Tax Obligation/General	12.0%
Transportation	8.6%
Housing/Single Family	5.7%
Water and Sewer	4.6%
Other	14.1%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	The Fund paid shareholders a net ordinary income distribution in December 2009 of $0.0267 per share.
4	Holdings are subject to change.

Nuveen Investments 13

NGB	Nuveen Virginia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.27
Common Share Net Asset Value (NAV)	$13.91
Premium/(Discount) to NAV	2.59%
Market Yield	5.38%
Taxable-Equivalent Yield1	7.92%
Net Assets Applicable to Common Shares ($000)	$43,705

Average Annual Total Return
(Inception 1/26/01)
	On Share Price	On NAV
6-Month (Cumulative)	-3.24%	0.54%
1-Year	1.09%	5.47%
5-Year	3.72%	3.89%
Since Inception	4.95%	5.53%

Portfolio Composition3
(as a % of total investments)
Transportation	17.9%
Health Care	17.6%
Tax Obligation/Limited	14.6%
U.S. Guaranteed	13.4%
Tax Obligation/General	9.6%
Long-Term Care	7.6%
Housing/Single Family	6.3%
Other	13.0%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

14 Nuveen Investments

NNB	Nuveen Virginia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.70
Common Share Net Asset Value (NAV)	$14.29
Premium/(Discount) to NAV	2.87%
Market Yield	5.39%
Taxable-Equivalent Yield1	7.94%
Net Assets Applicable to Common Shares ($000)	$82,230

Average Annual Total Return
(Inception 11/15/01)
	On Share Price	On NAV
6-Month (Cumulative)	-0.34%	0.82%
1-Year	3.61%	5.68%
5-Year	3.79%	4.25%
Since Inception	5.42%	5.80%

Portfolio Composition4
(as a % of total investments)
Health Care	22.1%
U.S. Guaranteed	18.8%
Tax Obligation/Limited	12.1%
Water and Sewer	11.0%
Housing/Single Family	8.1%
Long-Term Care	7.1%
Tax Obligation/General	6.9%
Other	13.9%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	The Fund paid shareholders a net ordinary income distribution in December 2009 of $0.0037 per share.
4	Holdings are subject to change.

Nuveen Investments 15

NMY	Shareholder Meeting Report
NFM
NZR	The annual meeting of shareholders was held in the offices of Nuveen Investments on November 16, 2010; at this meeting the shareholders were asked to vote on the election of Board Members.

	NMY		NFM		NZR
	Common and Preferred shares voting together as a class	Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares voting together as a class
Approval of the Board Members was reached as follows:
William C. Hunter
For	—	3,714,011	—	2,432,076	—	2,591,050
Withhold	—	83,393	—	194,958	—	8,500
Total	—	3,797,404	—	2,627,034	—	2,599,550
William J. Schneider
For	—	3,714,011	—	2,432,076	—	2,591,050
Withhold	—	83,393	—	194,958	—	8,500
Total	—	3,797,404	—	2,627,034	—	2,599,550
Judith M. Stockdale
For	13,676,955	—	6,452,973	—	6,626,195	—
Withhold	244,704	—	267,940	—	59,031	—
Total	13,921,659	—	6,720,913	—	6,685,226	—
Carole E. Stone
For	13,676,788	—	6,481,911	—	6,625,442	—
Withhold	244,871	—	239,002	—	59,784	—
Total	13,921,659	—	6,720,913	—	6,685,226	—

16 Nuveen Investments

NWI NPV NGB

	NWI		NPV		NGB
	Common and Preferred shares voting together as a class	Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares voting together as a class
Approval of the Board Members was reached as follows:
William C. Hunter
For	—	2,045,488	—	2,944,288	—	1,821,403
Withhold	—	2,002	—	4,489	—	6,500
Total	—	2,047,490	—	2,948,777	—	1,827,903
William J. Schneider
For	—	2,045,488	—	2,943,288	—	1,821,403
Withhold	—	2,002	—	5,489	—	6,500
Total	—	2,047,490	—	2,948,777	—	1,827,903
Judith M. Stockdale
For	7,183,218	—	10,760,251	—	4,497,862	—
Withhold	54,943	—	211,004	—	103,745	—
Total	7,238,161	—	10,971,255	—	4,601,607	—
Carole E. Stone
For	7,195,221	—	10,760,805	—	4,497,862	—
Withhold	42,940	—	210,450	—	103,745	—
Total	7,238,161	—	10,971,255	—	4,601,607	—

Nuveen Investments 17

NNB	Shareholder Meeting Report (continued)

	NNB
	Common and Preferred shares voting together as a class	Preferred shares voting together as a class
Approval of the Board Members was reached as follows:
William C. Hunter
For	—	3,760,919
Withhold	—	14,000
Total	—	3,774,919
William J. Schneider
For	—	3,760,919
Withhold	—	14,000
Total	—	3,774,919
Judith M. Stockdale
For	8,683,793	—
Withhold	245,813	—
Total	8,929,606	—
Carole E. Stone
For	8,699,903	—
Withhold	229,703	—
Total	8,929,606	—

18 Nuveen Investments

Nuveen Maryland Premium Income Municipal Fund
NMY	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.8% (1.9% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$25	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	$23,529
4,825	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	4,327,976
4,850	Total Consumer Discretionary			4,351,505
	Consumer Staples – 1.6% (1.1% of Total Investments)
2,600	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	2,522,442
	Education and Civic Organizations – 15.5% (10.5% of Total Investments)
1,250	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	Baa3	1,138,363
1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	984,070
330	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	313,388
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
750	5.250%, 7/01/25 – AGM Insured	1/11 at 101.00	AA+	758,033
500	5.250%, 7/01/30 – AGM Insured	1/11 at 101.00	AA+	505,165
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	1,227,288
1,430	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.107%, 1/01/13 (IF)	No Opt. Call	AA	1,555,225
1,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/30	6/16 at 100.00	Baa1	1,722,928
1,365	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/19	5/15 at 100.00	Aa3	1,478,705
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	Aa3	11,099,098
1,685	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	1,844,098
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
910	5.000%, 11/01/31	11/16 at 100.00	BBB+	874,583
850	4.500%, 11/01/36	11/16 at 100.00	BBB+	725,994
22,590	Total Education and Civic Organizations			24,226,938
	Health Care – 27.0% (18.2% of Total Investments)
2,990	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	3,015,684
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38	No Opt. Call	Baa3	525,942
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	1,486,200
1,525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A3	1,551,184
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	A3	3,285,068
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	379,868
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,310,555
1,740	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	1,607,047

Nuveen Investments 19

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	$1,294,160
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	1,465,410
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital, Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 – NPFG Insured	1/11 at 100.00	A	1,000,760
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	1/11 at 100.50	A+	2,014,260
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	3,648,038
1,175	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA+	1,207,113
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	1,795,028
3,310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	3,327,675
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Project, Series 2007A:
1,010	5.000%, 7/01/37	7/17 at 100.00	BBB	911,202
670	5.500%, 7/01/42	7/17 at 100.00	BBB	637,284
1,700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	1,635,842
1,900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	Aa3	1,930,020
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	3,272,555
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	A	1,009,370
3,395	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	BBB–	3,353,479
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
295	5.375%, 7/01/14 (5)	1/11 at 100.00	B3	270,235
295	5.300%, 7/01/24 (5)	1/11 at 100.00	B3	199,922
43,085	Total Health Care			42,133,901
	Housing/Multifamily – 12.3% (8.3% of Total Investments)
2,065	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)	1/20 at 102.00	AAA	2,103,657
1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds, Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)	2/11 at 101.00	Aaa	1,468,154
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/11 at 100.00	Aa2	2,499,950
880	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/11 at 100.00	Aa2	880,730
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3	751,600
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing Foundation – Salisbury State University, Series 1999A, 6.000%, 6/01/19	12/10 at 101.90	Baa3	1,019,210
1,145	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	Baa2	1,036,019
3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.200%, 7/01/30	1/11 at 100.00	Aaa	3,831,263
360	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15	1/11 at 100.00	Aa2	361,001

20 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2000A, 6.100%, 7/01/30	1/11 at 100.00	Aaa	$2,001,760
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding Bonds, Overlook Apartments, Series 1995A:
1,515	5.700%, 12/20/15	12/10 at 100.00	AA+	1,519,242
1,670	5.750%, 12/20/19	12/10 at 100.00	AA+	1,673,023
19,415	Total Housing/Multifamily			19,145,609
	Housing/Single Family – 11.2% (7.6% of Total Investments)
2,510	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	2,613,864
3,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39	9/18 at 100.00	Aa2	3,001,710
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	600,972
1,195	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	1,199,732
4,100	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	4,116,278
1,630	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	1,635,558
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
650	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	653,764
1,200	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	1,156,380
2,330	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	2,272,240
280	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	272,924
17,495	Total Housing/Single Family			17,523,422
	Industrials – 2.7% (1.8% of Total Investments)
2,150	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	2,167,200
2,010	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	2,002,844
4,160	Total Industrials			4,170,044
	Long-Term Care – 3.3% (2.2% of Total Investments)
2,455	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	2,226,071
1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%, 1/01/25 – RAAI Insured	1/11 at 100.00	BB–	856,170
995	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	1,020,850
1,065	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	986,616
5,515	Total Long-Term Care			5,089,707
	Tax Obligation/General – 18.6% (12.5% of Total Investments)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,256,812
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,093,680
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	795,162
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A, 5.000%, 10/15/22 – AMBAC Insured	10/14 at 100.00	Aa2	1,645,552

Nuveen Investments 21

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$700	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	$816,221
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
2,185	5.000%, 3/01/14	No Opt. Call	Aa1	2,462,954
820	5.000%, 3/01/16	No Opt. Call	Aa1	962,122
1,725	Howard County, Maryland, General Obligation Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	1,810,577
1,190	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17	1/14 at 100.00	AAA	1,315,712
3,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	3,496,230
	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001:
1,750	5.250%, 10/01/13	10/11 at 101.00	AAA	1,836,765
2,000	5.250%, 10/01/18	10/11 at 101.00	AAA	2,092,900
2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002, 4.100%, 9/15/19	9/12 at 101.00	AAA	2,070,780
5,770	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A, 5.000%, 10/01/18	10/13 at 100.00	AAA	6,329,747
26,395	Total Tax Obligation/General			28,985,214
	Tax Obligation/Limited – 14.5% (9.8% of Total Investments)
380	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North Project, Series 2010, 6.100%, 7/01/40	7/18 at 102.00	N/R	371,830
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	269,922
340	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured	7/12 at 100.00	N/R	315,367
2,300	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	A–	2,285,694
900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	807,120
4,250	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	5,077,517
1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/24	6/13 at 100.00	AA+	1,818,847
1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,052,110
675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured	7/12 at 101.00	A2	640,487
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	A3	1,037,850
2,500	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3	2,506,125
1,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	994,710
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AA+	2,179,065
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
1,425	5.375%, 8/01/39	2/20 at 100.00	A+	1,431,541
200	5.500%, 8/01/42	2/20 at 100.00	A+	202,570
1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	1,609,110
21,570	Total Tax Obligation/Limited			22,599,865
	Transportation – 4.9% (3.3% of Total Investments)
1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%, 7/01/17 – FGIC Insured	No Opt. Call	A1	1,187,953

22 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$4,335	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA+	$4,569,567
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/10 at 100.00	CCC+	1,796,929
7,470	Total Transportation			7,554,449
	U.S. Guaranteed – 25.4% (17.1% of Total Investments) (4)
	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue:
2,500	5.000%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	2,584,925
3,500	5.000%, 6/01/26 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,618,895
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA (4)	2,238,360
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%, 7/01/24 – FGIC Insured (ETM)	No Opt. Call	AAA	2,349,380
1,245	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (4)	1,471,416
990	Gaithersburg, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Shady Grove Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	1,057,607
	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004B:
1,625	5.000%, 8/15/17 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,826,955
1,180	5.000%, 8/15/19 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,326,650
575	Howard County, Maryland, General Obligation Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA	607,712
	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A:
810	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R (4)	844,320
585	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R (4)	609,786
1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.50	AAA	2,020,425
3,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	3,659,392
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)	1/11 at 100.00	Aaa	3,365,219
2,040	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2 (4)	2,316,746
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 100.00	A (4)	1,625,790
155	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	180,206
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	Aaa	1,215,650
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005:
2,000	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	2,329,480
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,438,454
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,438,454
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,438,454
35,610	Total U.S. Guaranteed			39,564,276
	Utilities – 5.2% (3.5% of Total Investments)
	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland – College Park, Series 2001:
980	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	N/R	1,002,413
980	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	N/R	1,002,413
2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/11 at 100.00	N/R	2,500,575

Nuveen Investments 23

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	A	$3,582,250
7,960	Total Utilities			8,087,651
	Water and Sewer – 3.3% (2.2% of Total Investments)
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%, 7/01/24 – FGIC Insured	No Opt. Call	AA	1,174,716
1,655	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	1,724,014
1,260	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32– AMBAC Insured	7/17 at 100.00	AA	1,295,154
860	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15	No Opt. Call	AAA	1,005,529
4,820	Total Water and Sewer			5,199,413
$223,535	Total Investments (cost $223,860,729) – 148.3%			231,154,436
	Floating Rate Obligations – (6.4)%			(9,962,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (24.9)% (6)			(38,775,000)
	Other Assets Less Liabilities – 4.1%			6,474,281
	Auction Rate Preferred Shares, at Liquidation Value – (21.1)% (6)			(32,975,000)
	Net Assets Applicable to Common Shares – 100%			$155,916,717

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 - General Information and Significant Accounting Policies, Investment Valuation for more information.

(6)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 16.8% and 14.3%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

24 Nuveen Investments

Nuveen Maryland Dividend Advantage Municipal Fund
NFM	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 5.3% (3.6% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	Baa3	$543,175
2,115	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	1,897,134
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	279,270
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	434,148
3,615	Total Consumer Discretionary			3,153,727
	Consumer Staples – 2.2% (1.5% of Total Investments)
1,335	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,295,177
	Education and Civic Organizations – 10.7% (7.4% of Total Investments)
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	634,725
125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	118,708
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	1/11 at 100.00	BBB–	1,479,000
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	490,915
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.107%, 1/01/13 (IF)	No Opt. Call	AA	636,228
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	518,546
475	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R	466,027
615	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/20	5/15 at 100.00	Aa3	660,744
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
215	5.375%, 2/01/19	2/11 at 100.00	BBB–	215,140
410	5.375%, 2/01/29	2/11 at 100.00	BBB–	393,666
900	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.500%, 11/01/36	11/16 at 100.00	BBB+	768,699
6,535	Total Education and Civic Organizations			6,382,398
	Health Care – 34.7% (24.0% of Total Investments)
225	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	226,933
1,325	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	1,321,144
330	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	326,964
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical Center, Series 1998, 5.125%, 7/01/28 – AGM Insured	1/11 at 100.00	AA+	1,000,660
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 1998, 5.000%, 7/01/28	1/11 at 100.00	A3	1,000,000
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 6.000%, 7/01/26	7/12 at 100.00	A3	1,017,690
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	379,868

Nuveen Investments 25

Nuveen Maryland Dividend Advantage Municipal Fund (continued)
NFM	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	$610,018
710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	655,749
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	462,200
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	635,011
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital, Series 2001, 5.000%, 5/15/21	5/11 at 100.00	Aa3	1,257,113
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	1/11 at 100.50	A+	2,240,863
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	960,010
485	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA+	498,255
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	718,011
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	1,367,262
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Project, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	374,405
270	5.500%, 7/01/42	7/17 at 100.00	BBB	256,816
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2001, 5.625%, 7/01/31	7/11 at 100.00	BBB	1,000,030
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	673,582
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	Aa3	761,850
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005, 5.000%, 7/01/35	7/15 at 100.00	A3	979,170
980	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	BBB–	968,015
570	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Union Hospital of Cecil County, Series 1998, 5.100%, 7/01/22	1/11 at 100.00	A3	570,348
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24 (5)	1/11 at 100.00	B3	474,390
21,320	Total Health Care			20,736,357
	Housing/Multifamily – 13.3% (9.2% of Total Investments)
1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)	12/11 at 100.00	Aaa	1,002,680
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A:
50	5.000%, 10/01/15	10/13 at 100.00	B3	43,111
210	5.625%, 10/01/23	10/13 at 100.00	B3	157,836
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 6.000%, 7/01/33 – ACA Insured	7/11 at 101.00	N/R	1,560,582
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	Baa2	429,790
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	1/11 at 100.00	Aaa	750,083
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)	1/11 at 100.00	Aaa	2,001,680

26 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	$2,003,659
8,285	Total Housing/Multifamily			7,949,421
	Housing/Single Family – 9.4% (6.5% of Total Investments)
985	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,025,759
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	600,972
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	301,188
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	1,204,764
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	817,779
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	251,448
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	481,826
970	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	945,954
5,620	Total Housing/Single Family			5,629,690
	Industrials – 3.7% (2.6% of Total Investments)
810	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	816,480
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	408,540
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/11 at 100.00	BBB	1,001,390
2,220	Total Industrials			2,226,410
	Long-Term Care – 3.9% (2.7% of Total Investments)
850	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	770,738
295	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	302,664
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31	7/16 at 100.00	N/R	279,795
720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A, 5.250%, 1/01/27	1/17 at 100.00	N/R	591,322
440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	407,616
2,605	Total Long-Term Care			2,352,135
	Tax Obligation/General – 7.3% (5.1% of Total Investments)
565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	617,929
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	349,809
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	690,780
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17	1/14 at 100.00	AAA	1,105,640
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006A, 5.000%, 5/01/16	No Opt. Call	AAA	1,607,792
3,825	Total Tax Obligation/General			4,371,950

Nuveen Investments 27

Nuveen Maryland Dividend Advantage Municipal Fund (continued)
NFM	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 21.8% (15.1% of Total Investments)
$150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North Project, Series 2010, 6.100%, 7/01/40	7/18 at 102.00	N/R	$146,775
250	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	253,758
850	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	A–	844,713
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	313,880
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	1,792,065
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A, 5.000%, 9/15/13	9/12 at 100.00	AA+	397,406
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – NPFG Insured	6/13 at 100.00	AA+	809,627
895	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	782,794
450	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	385,308
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3	1,002,450
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	4,264,270
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	750,918
1,290	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	4/11 at 101.00	BBB+	1,305,403
12,855	Total Tax Obligation/Limited			13,049,367
	Transportation – 4.3% (3.0% of Total Investments)
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 – AMBAC Insured	7/11 at 100.00	N/R	619,320
1,785	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA+	1,881,586
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	19,978
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	69,993
2,525	Total Transportation			2,590,877
	U.S. Guaranteed – 20.7% (14.3% of Total Investments) (4)
3,500	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue, 5.000%, 6/01/27 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,618,894
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA (4)	1,135,968
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.50	AAA	1,513,972
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R (4)	515,650
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2 (4)	664,361
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)	6/11 at 100.00	Baa1 (4)	641,013
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)	7/11 at 100.00	A (4)	2,057,739

28 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$565	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	$656,880
740	Ocean City, Maryland, General Obligation Bonds, Series 2001, 4.875%, 3/01/19 (Pre-refunded 3/01/11) – FGIC Insured	3/11 at 101.00	Aa2 (4)	756,028
700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	815,318
11,635	Total U.S. Guaranteed			12,375,823
	Utilities – 5.1% (3.5% of Total Investments)
980	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland – College Park, Series 2001, 5.000%, 7/01/19 – AMBAC Insured	7/11 at 100.00	N/R	989,565
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/11 at 100.00	N/R	1,000,230
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	1,029,163
3,020	Total Utilities			3,018,958
	Water and Sewer – 2.1% (1.5% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31– AMBAC Insured	7/16 at 100.00	AA	296,885
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA	555,065
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15	No Opt. Call	AAA	415,073
1,180	Total Water and Sewer			1,267,023
$86,575	Total Investments (cost $85,919,705) – 144.5%			86,399,313
	Floating Rate Obligations – (6.6)%			(3,973,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (44.3)% (6)			(26,485,000)
	Other Assets Less Liabilities – 6.4%			3,855,756
	Net Assets Applicable to Common Shares – 100%			$59,797,069

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 - General Information and Significant Accounting Policies, Investment Valuation for more information.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 29

Nuveen Maryland Dividend Advantage Municipal Fund 2
NZR	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.7% (3.2% of Total Investments)
$2,320	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	$2,081,016
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	279,270
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	434,148
3,280	Total Consumer Discretionary			2,794,434
	Consumer Staples – 2.2% (1.5% of Total Investments)
655	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	635,461
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/11 at 100.00	Baa3	683,760
1,455	Total Consumer Staples			1,319,221
	Education and Civic Organizations – 14.1% (9.7% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Series 2002, 5.125%, 9/01/22	9/12 at 102.00	A2	1,130,305
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	Baa3	455,345
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	634,725
125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	118,708
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	1/11 at 100.00	BBB–	246,500
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000, 5.250%, 7/01/30 – AGM Insured	1/11 at 101.00	AA+	419,287
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	490,915
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.107%, 1/01/13 (IF)	No Opt. Call	AA	636,228
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/30	6/16 at 100.00	Baa1	708,053
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	518,546
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R	490,555
590	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/18	5/15 at 100.00	Aa3	645,289
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured	7/12 at 100.00	Aa3	508,180
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	Aa3	527,220
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	711,373
200	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	BBB+	192,216
8,375	Total Education and Civic Organizations			8,433,445

30 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 29.7% (20.6% of Total Investments)
$445	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	$448,823
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38	No Opt. Call	Baa3	232,718
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	331,918
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured	1/11 at 100.00	AA+	1,000,420
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A3	788,307
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 6.000%, 7/01/26	7/12 at 100.00	A3	1,017,690
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	590,340
715	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	660,367
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	462,200
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	635,011
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	960,010
480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA+	493,118
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	718,011
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	1,367,262
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Project, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	374,405
280	5.500%, 7/01/42	7/17 at 100.00	BBB	266,328
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2001, 5.625%, 7/01/31	7/11 at 100.00	BBB	1,500,045
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	673,582
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	Aa3	812,640
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005, 5.000%, 7/01/40	7/15 at 100.00	A3	1,454,865
980	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	BBB–	968,015
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group, Series 2001, 5.125%, 12/01/22	12/11 at 100.00	AA	1,624,796
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24 (5)	1/11 at 100.00	B3	474,390
18,445	Total Health Care			17,855,261

Nuveen Investments 31

Nuveen Maryland Dividend Advantage Municipal Fund 2 (continued)
NZR	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 9.3% (6.3% of Total Investments)
$3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)	12/11 at 100.00	Aaa	$3,153,428
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)	12/11 at 100.00	Aaa	1,112,975
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3	751,600
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	Baa2	470,506
5,775	Total Housing/Multifamily			5,488,509
	Housing/Single Family – 10.4% (7.2% of Total Investments)
1,030	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,072,621
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	600,972
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	301,188
1,000	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	1,003,970
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	817,779
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	251,448
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	481,826
970	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	945,954
765	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H, 5.350%, 9/01/32 (Alternative Minimum Tax)	3/11 at 100.00	Aa2	765,077
6,230	Total Housing/Single Family			6,240,835
	Industrials – 4.0% (2.8% of Total Investments)
845	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	851,760
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	408,540
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/11 at 100.00	BBB	1,151,599
2,405	Total Industrials			2,411,899
	Long-Term Care – 4.2% (2.9% of Total Investments)
860	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	779,805
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	389,872
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31	7/16 at 100.00	N/R	279,795
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
500	5.000%, 1/01/17	No Opt. Call	N/R	460,870
220	5.250%, 1/01/27	1/17 at 100.00	N/R	180,682
435	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	402,984
2,695	Total Long-Term Care			2,494,008

32 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 14.1% (9.7% of Total Investments)
$300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	$349,809
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	690,780
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001, 4.750%, 12/01/19	12/11 at 101.00	AA	532,644
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	1,165,410
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/18	10/11 at 101.00	AAA	4,949,708
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 – AGM Insured	7/11 at 100.00	AAA	771,555
7,910	Total Tax Obligation/General			8,459,906
	Tax Obligation/Limited – 15.6% (10.7% of Total Investments)
150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North Project, Series 2010, 6.100%, 7/01/40	7/18 at 102.00	N/R	146,775
250	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	253,758
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,630,513
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,713,069
110	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured	7/12 at 100.00	N/R	102,031
850	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	A–	844,713
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	313,880
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	1,194,710
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured	7/12 at 101.00	A2	948,870
895	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	782,794
475	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	406,714
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3	1,002,450
9,320	Total Tax Obligation/Limited			9,340,277
	Transportation – 5.7% (3.9% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	7/11 at 100.00	N/R	619,320
1,000	5.000%, 7/01/34 – AMBAC Insured	7/11 at 100.00	N/R	880,910
1,780	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA+	1,876,316
3,430	Total Transportation			3,376,546

Nuveen Investments 33

Nuveen Maryland Dividend Advantage Municipal Fund 2 (continued)
NZR	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 26.5% (18.3% of Total Investments) (4)
$530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)	5/13 at 100.00	AA+ (4)	$583,837
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	1,073,750
	Cecil County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2001B:
975	4.600%, 8/01/18 (Pre-refunded 8/01/11)	8/11 at 101.00	AA (4)	1,013,025
1,020	4.600%, 8/01/19 (Pre-refunded 8/01/11)	8/11 at 101.00	AA (4)	1,059,780
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.50	AAA	1,513,972
25	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R (4)	25,783
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	1,424,581
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2 (4)	596,222
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)	6/11 at 100.00	Baa1 (4)	1,282,025
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)	7/11 at 100.00	A (4)	2,057,739
795	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	924,283
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2001, 5.250%, 12/01/20 (Pre-refunded 12/01/11) – FGIC Insured	12/11 at 101.00	AAA	1,060,040
1,140	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B, 4.500%, 4/01/19 (Pre-refunded 4/01/11)	4/11 at 100.00	AA+ (4)	1,156,359
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	931,792
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,164,740
14,725	Total U.S. Guaranteed			15,867,928
	Utilities – 3.2% (2.2% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	4/11 at 100.00	A	936,710
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/11 at 100.00	N/R	1,000,230
2,000	Total Utilities			1,936,940

34 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 1.4% (1.0% of Total Investments)
$285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	$296,885
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA	555,065
825	Total Water and Sewer			851,950
$86,870	Total Investments (cost $86,365,015) – 145.1%			86,871,159
	Floating Rate Obligations – (6.4)%			(3,840,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (45.6)% (6)			(27,300,000)
	Other Assets Less Liabilities – 6.9%			4,156,274
	Net Assets Applicable to Common Shares – 100%			$59,887,433

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 - General Information and Significant Accounting Policies, Investment Valuation for more information.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 35

Nuveen Maryland Dividend Advantage Municipal Fund 3
NWI	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 3.8% (2.6% of Total Investments)
$2,385	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	$2,139,321
380	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	342,331
700	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	467,544
3,465	Total Consumer Discretionary			2,949,196
	Consumer Staples – 2.8% (1.9% of Total Investments)
2,270	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	2,202,286
	Education and Civic Organizations – 11.7% (8.1% of Total Investments)
225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Series 2002, 5.125%, 9/01/22	9/12 at 102.00	A2	231,199
625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	Baa3	569,181
690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	679,008
165	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	156,694
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	613,644
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2002A, 5.000%, 7/01/32	7/12 at 100.00	AA	1,014,990
735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.107%, 1/01/13 (IF)	No Opt. Call	AA	799,364
925	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/30	6/16 at 100.00	Baa1	873,265
625	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R	613,194
710	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/18	5/15 at 100.00	Aa3	776,534
1,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 – FGIC Insured	7/13 at 100.00	Aa3	1,005,730
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	875,536
890	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	BBB+	855,361
9,015	Total Education and Civic Organizations			9,063,700
	Health Care – 29.1% (20.0% of Total Investments)
445	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	448,823
700	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2006, 5.000%, 7/01/31	7/16 at 100.00	A	700,980
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38	No Opt. Call	Baa3	279,261
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	331,918
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured	1/11 at 100.00	AA+	1,000,420
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A3	788,307

36 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	A3	$1,263,488
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	1,661,923
1,070	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	842,218
885	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	817,377
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	647,080
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	781,552
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital, Series 2001, 5.000%, 5/15/21	5/11 at 100.00	Aa3	1,005,690
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	960,010
595	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA+	611,261
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	923,157
1,690	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	1,699,025
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Project, Series 2007A:
525	5.000%, 7/01/37	7/17 at 100.00	BBB	473,645
340	5.500%, 7/01/42	7/17 at 100.00	BBB	323,398
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2001, 5.625%, 7/01/31	7/11 at 100.00	BBB	650,020
850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	817,921
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	Aa3	1,015,800
1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	1,857,804
1,220	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	BBB–	1,205,079
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Adventist Healthcare, Series 2003A, 5.750%, 1/01/25	1/13 at 101.00	Baa2	777,341
900	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24 (5)	1/11 at 100.00	B3	609,930
23,300	Total Health Care			22,493,428
	Housing/Multifamily – 7.7% (5.3% of Total Investments)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%, 7/01/32 (Alternative Minimum Tax)	7/12 at 100.00	Aa2	971,611
1,250	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3	939,500
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001:
20	5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	N/R	18,733
150	6.000%, 7/01/33 – ACA Insured	7/11 at 101.00	N/R	130,049
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	Baa2	429,790

Nuveen Investments 37

Nuveen Maryland Dividend Advantage Municipal Fund 3 (continued)
NWI	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2002B:
$515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	$509,526
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	2,957,639
6,390	Total Housing/Multifamily			5,956,848
	Housing/Single Family – 7.8% (5.4% of Total Investments)
1,280	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,332,966
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006:
595	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	597,356
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	1,204,764
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	817,779
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
350	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	352,026
620	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	597,464
1,160	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	1,131,244
6,020	Total Housing/Single Family			6,033,599
	Industrials – 3.4% (2.3% of Total Investments)
1,090	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	1,098,720
510	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	508,184
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/11 at 100.00	BBB	1,001,390
2,600	Total Industrials			2,608,294
	Long-Term Care – 3.8% (2.6% of Total Investments)
1,050	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	952,088
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	389,872
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31	7/16 at 100.00	N/R	373,060
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
280	5.000%, 1/01/17	No Opt. Call	N/R	258,087
520	5.250%, 1/01/27	1/17 at 100.00	N/R	427,066
540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	500,256
3,170	Total Long-Term Care			2,900,429
	Tax Obligation/General – 12.1% (8.3% of Total Investments)
1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002, 4.375%, 4/01/17	4/12 at 101.00	Aa1	1,042,810
380	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	443,091
710	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	817,423
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17	1/14 at 100.00	AAA	1,105,640

38 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	$2,156,009
1,440	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006A, 5.000%, 5/01/16	No Opt. Call	AAA	1,702,368
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004C, 5.000%, 12/01/11	No Opt. Call	AAA	1,047,310
1,000	St. Mary’s County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA	1,081,180
8,380	Total Tax Obligation/General			9,395,831
	Tax Obligation/Limited – 28.1% (19.4% of Total Investments)
185	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North Project, Series 2010, 6.100%, 7/01/40	7/18 at 102.00	N/R	181,023
135	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A, 5.600%, 7/01/20 – RAAI Insured	7/12 at 100.00	N/R	135,053
1,150	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	A–	1,142,847
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	403,560
5,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	5,973,548
450	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A, 5.000%, 9/15/13	9/12 at 100.00	AA+	483,332
2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue Parking Project, Series 2002A, 5.250%, 9/15/16	9/12 at 100.00	AA+	3,135,371
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,584,368
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,739,054
1,210	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	1,058,302
575	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	492,338
1,200	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3	1,202,940
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	A3	1,016,540
1,205	5.250%, 7/01/20	7/12 at 100.00	A3	1,213,134
1,275	5.250%, 7/01/21	7/12 at 100.00	A3	1,280,228
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	750,918
20,555	Total Tax Obligation/Limited			21,792,556
	Transportation – 3.0% (2.1% of Total Investments)
2,210	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA+	2,329,583

Nuveen Investments 39

Nuveen Maryland Dividend Advantage Municipal Fund 3 (continued)
NWI	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 25.0% (17.2% of Total Investments) (4)
$1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)	5/13 at 100.00	AA+ (4)	$1,101,580
255	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (4)	301,374
1,260	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 4.400%, 1/15/16 (Pre-refunded 1/15/12)	1/12 at 101.00	Aa1 (4)	1,328,368
2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 4.750%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 100.50	AAA	2,350,062
280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R (4)	288,764
285	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	322,227
725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2 (4)	823,354
680	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	790,582
4,860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22 (Pre-refunded 11/20/12)	11/12 at 100.00	N/R (4)	5,213,467
1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	AAA	1,124,180
235	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	AAA	248,155
985	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B, 4.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 100.00	AA+ (4)	999,548
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A, 5.125%, 4/01/22 (Pre-refunded 4/01/12)	4/12 at 100.00	AA+ (4)	2,124,260
25	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, General Obligation Construction Bonds, Second Series 2001, 5.000%, 6/01/17 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	25,849
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,164,740
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,164,740
17,790	Total U.S. Guaranteed			19,371,250
	Utilities – 1.6% (1.1% of Total Investments)
1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/11 at 100.00	N/R	1,250,288
	Water and Sewer – 5.3% (3.7% of Total Investments)
2,570	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%, 7/01/42 – NPFG Insured	7/12 at 100.00	AA	2,573,957
345	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	359,387

40 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$660	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA	$678,414
430	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15	No Opt. Call	AAA	502,764
4,005	Total Water and Sewer			4,114,522
$110,420	Total Investments (cost $110,636,985) – 145.2%			112,461,810
	Floating Rate Obligations – (5.5)%			(4,255,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (26.7)% (6)			(20,700,000)
	Other Assets Less Liabilities – 6.1%			4,754,408
	Auction Rate Preferred Shares, at Liquidation Value – (19.1)% (6)			(14,825,000)
	Net Assets Applicable to Common Shares – 100%			$77,436,218

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 - General Information and Significant Accounting Policies, Investment Valuation for more information.

(6)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 18.4% and 13.2%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 41

Nuveen Virginia Premium Income Municipal Fund
NPV	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.2% (2.3% of Total Investments)
$6,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	Baa3	$4,186,653
	Education and Civic Organizations – 5.3% (3.8% of Total Investments)
520	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36	6/19 at 100.00	Aa2	535,792
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A2	1,004,130
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	704,137
2,815	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/37	6/15 at 100.00	AAA	2,897,789
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 – AMBAC Insured	5/14 at 101.00	Aa2	1,827,162
6,670	Total Education and Civic Organizations			6,969,010
	Health Care – 27.4% (19.7% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A3	1,988,860
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	A2	1,527,390
650	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	A–	651,794
1,075	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA+	1,063,949
1,705	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009, Trust 11733, 14.727%, 11/15/29 (IF)	5/19 at 100.00	AA+	1,987,757
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	5,236,203
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	A3	1,079,740
1,250	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,228,650
1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured	No Opt. Call	A	1,118,420
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	2,174,995
1,440	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	1,452,413
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured	No Opt. Call	A	1,685,175
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	1,490,130
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – NPFG Insured	7/12 at 100.00	A+	3,148,860
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/26	6/16 at 100.00	A3	2,028,240
1,010	5.250%, 6/15/31	6/16 at 100.00	A3	1,013,828
1,695	5.250%, 6/15/37	6/16 at 100.00	A3	1,666,355

42 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$850	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	$865,955
2,210	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37	9/17 at 100.00	BBB+	1,990,348
540	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	549,974
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	1,455,538
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A3	500,145
35,000	Total Health Care			35,904,719
	Housing/Multifamily – 3.3% (2.4% of Total Investments)
1,320	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20) (Alternative Minimum Tax)	5/11 at 100.00	Aaa	1,329,728
	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College, Series 1999A:
500	6.875%, 6/01/20	12/10 at 101.00	N/R	501,345
1,500	7.000%, 6/01/30	12/10 at 101.00	N/R	1,495,260
265	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	262,533
700	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	No Opt. Call	AAA	693,931
4,285	Total Housing/Multifamily			4,282,797
	Housing/Single Family – 7.9% (5.7% of Total Investments)
290	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	282,672
850	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – NPFG Insured	7/11 at 100.00	AAA	853,732
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	1,452,345
2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	2,721,615
1,340	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,323,719
3,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	3,776,994
10,620	Total Housing/Single Family			10,411,077
	Long-Term Care – 4.6% (3.4% of Total Investments)
2,765	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37	10/17 at 100.00	N/R	2,526,353
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.875%, 10/01/36	10/16 at 100.00	A–	703,416
1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29	1/11 at 101.00	N/R	1,505,674
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/11 at 103.00	BBB–	96,787
1,345	5.000%, 10/01/35	No Opt. Call	BBB–	1,244,125
6,505	Total Long-Term Care			6,076,355

Nuveen Investments 43

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Materials – 1.1% (0.8% of Total Investments)
$500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/11 at 100.00	Ba3	$470,040
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	12/10 at 100.00	Ba3	927,260
1,500	Total Materials			1,397,300
	Tax Obligation/General – 16.7% (12.0% of Total Investments)
1,000	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	1,097,970
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA+	1,965,390
2,060	5.000%, 6/01/23	6/13 at 100.00	AA+	2,138,342
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/22	5/12 at 100.00	AAA	109,916
1,300	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	1,452,789
3,600	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34 (WI/DD, Settling 12/16/10)	7/20 at 100.00	AA	3,706,560
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,464,474
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – AGM Insured	7/14 at 100.00	AA+	1,610,906
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA	1,325,351
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,177,280
4,500	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	4,815,180
20,340	Total Tax Obligation/General			21,864,158
	Tax Obligation/Limited – 26.0% (18.7% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	297,597
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	227,596
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured	1/15 at 100.00	Aa3	1,419,006
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
470	6.200%, 7/15/12	No Opt. Call	N/R	483,010
1,375	6.375%, 7/15/17	No Opt. Call	N/R	1,446,390
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/16 – NPFG Insured	2/14 at 100.00	A	1,082,980
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	1,122,740
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003:
2,210	5.000%, 6/01/14	6/13 at 101.00	AA+	2,444,857
1,165	5.000%, 6/01/22	6/13 at 101.00	AA+	1,225,347
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/18 – AGM Insured	4/14 at 100.00	AA+	1,784,151
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005, 5.000%, 7/15/19	7/15 at 100.00	AA+	1,392,047
445	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	462,764
1,185	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 – AGM Insured	7/12 at 100.00	AA+	1,177,215
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3	2,004,900

44 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	A3	$542,200
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	A3	2,008,251
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	A3	264,695
320	5.250%, 7/01/36	7/12 at 100.00	A3	314,675
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,316,705
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured	8/13 at 100.00	N/R	1,130,246
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A+	1,674,320
2,500	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)	4/18 at 100.00	AA+	2,545,150
700	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	680,379
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-3B, 12.723%, 2/01/27 (IF)	2/19 at 100.00	AA+	1,058,386
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-4B, 12.723%, 2/01/28 (IF)	2/19 at 100.00	AA+	1,039,873
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	1,850,128
775	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19	5/11 at 101.00	AA	794,561
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	2,243,240
40,485	Total Tax Obligation/Limited			34,033,409
	Transportation – 11.9% (8.6% of Total Investments)
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	AA–	2,463,100
3,200	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	1,951,616
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	A	4,005,880
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A	1,002,620
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	2,698,725
285	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	289,161
1,260	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3	1,225,375
2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	2,013,580
16,745	Total Transportation			15,650,057
	U.S. Guaranteed – 23.1% (16.6% of Total Investments) (4)
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	860,063

Nuveen Investments 45

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
$1,705	5.250%, 7/15/14 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	A (4)	$1,888,918
1,800	5.250%, 7/15/15 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	A (4)	1,994,166
2,775	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	A (4)	3,074,339
925	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.375%, 4/01/19 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	983,617
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002, 5.000%, 7/15/19 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 101.00	Aa2 (4)	1,465,527
60	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (4)	65,745
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	407,764
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	871,088
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (4)	1,348,412
815	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AAA	872,531
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	A3 (4)	786,259
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	A3 (4)	941,371
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (4)	1,559,544
420	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 100.00	B2 (4)	434,965
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
790	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	814,142
3,850	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,308,843
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22 (Pre-refunded 5/01/15)	5/15 at 100.00	AA+ (4)	1,625,358
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20 (Pre-refunded 1/15/16)	1/16 at 100.00	AAA	1,291,059
1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	1,473,422
2,120	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2001A, 5.000%, 9/01/26 (Pre-refunded 9/01/11)	9/11 at 100.00	AA+ (4)	2,195,472
965	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19 (Pre-refunded 5/01/11)	5/11 at 101.00	AA (4)	993,979
27,660	Total U.S. Guaranteed			30,256,584
	Utilities – 1.9% (1.4% of Total Investments)
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	2,514,600
	Water and Sewer – 6.4% (4.6% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	110,400
800	5.000%, 4/01/27	4/12 at 100.00	AAA	828,696
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AAA	1,039,840
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	11/11 at 100.00	AA+	1,351,003
1,380	5.000%, 11/01/22 – FGIC Insured	11/11 at 100.00	AA+	1,423,870

46 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,800	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	$1,854,936
1,515	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036, 13.190%, 10/01/15 (IF)	No Opt. Call	AAA	1,758,839
7,910	Total Water and Sewer			8,367,584
$186,860	Total Investments (cost $179,335,751) – 138.8%			181,914,303
	Floating Rate Obligations – (3.5)%			(4,630,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (24.6)% (5)			(32,205,000)
	Other Assets Less Liabilities – 8.8%			11,491,094
	Auction Rate Preferred Shares, at Liquidation Value – (19.5)% (5)			(25,550,000)
	Net Assets Applicable to Common Shares – 100%			$131,020,397

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.7% and 14.0%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 47

Nuveen Virginia Dividend Advantage Municipal Fund
NGB	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.3% (2.2% of Total Investments)
$1,660	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	Baa3	$1,046,663
715	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 0.000%, 6/01/46	6/17 at 100.00	Baa3	416,480
2,375	Total Consumer Staples			1,463,143
	Education and Civic Organizations – 4.9% (3.2% of Total Investments)
500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Averett University, Series 2001, 6.000%, 3/15/22	3/11 at 102.00	N/R	470,260
200	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36	6/19 at 100.00	Aa2	206,074
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A2	502,065
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
160	5.375%, 2/01/19	2/11 at 100.00	BBB–	160,104
320	5.375%, 2/01/29	2/11 at 100.00	BBB–	307,251
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	1/11 at 100.00	N/R	500,305
2,180	Total Education and Civic Organizations			2,146,059
	Health Care – 26.8% (17.6% of Total Investments)
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	A2	1,527,390
250	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	A–	241,400
385	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA+	381,042
565	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009, Trust 11733, 14.727%, 11/15/29 (IF)	5/19 at 100.00	AA+	658,700
100	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	107,963
1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured	10/12 at 102.00	BBB+	1,010,470
500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	A3	539,870
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	491,460
820	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	775,433
480	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	484,138
525	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	521,546
800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured	12/11 at 101.00	N/R	785,072
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
750	5.250%, 6/15/25	6/16 at 100.00	A3	767,738
360	5.250%, 6/15/31	6/16 at 100.00	A3	361,364
605	5.250%, 6/15/37	6/16 at 100.00	A3	594,776
450	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	458,447

48 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$785	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37	9/17 at 100.00	BBB+	$706,979
360	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	366,649
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	730,322
180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A3	180,052
11,630	Total Health Care			11,690,811
	Housing/Multifamily – 5.9% (3.9% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory put 11/01/19) (Alternative Minimum Tax)	11/11 at 102.00	AAA	1,028,030
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20 (Alternative Minimum Tax)	4/11 at 100.00	AA+	1,001,030
200	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	200,128
90	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	89,162
250	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	No Opt. Call	AAA	247,833
2,540	Total Housing/Multifamily			2,566,183
	Housing/Single Family – 9.7% (6.3% of Total Investments)
850	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – NPFG Insured	7/11 at 100.00	AAA	853,732
600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	580,938
960	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	953,558
480	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	474,168
1,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	1,355,844
4,290	Total Housing/Single Family			4,218,240
	Long-Term Care – 11.5% (7.6% of Total Investments)
700	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31	1/17 at 100.00	N/R	612,220
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.625%, 12/01/39	12/15 at 100.00	N/R	299,779
1,005	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37	10/17 at 100.00	N/R	918,258
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.750%, 10/01/26	10/16 at 100.00	A–	463,805
540	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35	No Opt. Call	BBB–	499,500
700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	423,773
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23	3/12 at 101.00	N/R	650,605
530	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39	12/16 at 100.00	N/R	370,921
350	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	301,767
350	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22	11/15 at 100.00	N/R	329,287

Nuveen Investments 49

Nuveen Virginia Dividend Advantage Municipal Fund (continued)
NGB	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$175	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R	$162,547
5,850	Total Long-Term Care			5,032,462
	Materials – 0.7% (0.5% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/11 at 100.00	Ba3	94,008
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)	12/10 at 100.50	Ba3	19,793
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	12/10 at 100.00	Ba3	203,997
340	Total Materials			317,798
	Tax Obligation/General – 14.6% (9.6% of Total Investments)
440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	483,107
700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	758,576
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	944,313
1,250	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34 (WI/DD, Settling 12/16/10)	7/20 at 100.00	AA	1,287,000
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 – AGM Insured	7/15 at 100.00	AA+	709,726
400	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA	467,084
1,600	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	1,722,032
5,855	Total Tax Obligation/General			6,371,838
	Tax Obligation/Limited – 22.2% (14.6% of Total Investments)
100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	93,488
500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	458,120
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
120	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	106,602
95	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	83,160
500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	561,370
160	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	166,387
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005, 5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aa1	621,395
700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3	701,715
3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	A3	948,720
780	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	790,023
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	N/R	1,019,850
600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A+	627,870
890	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)	4/18 at 100.00	AA+	906,073
960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	4/11 at 101.00	BBB+	971,462

50 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	$242,993
280	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-3B, 12.723%, 2/01/27 (IF)	2/19 at 100.00	AA+	348,645
280	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-4B, 12.723%, 2/01/28 (IF)	2/19 at 100.00	AA+	342,546
345	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	324,069
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	392,796
11,485	Total Tax Obligation/Limited			9,707,284
	Transportation – 27.3% (17.9% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A, 5.000%, 7/01/18 – AGM Insured	7/15 at 100.00	AA+	1,088,700
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured	No Opt. Call	A	1,039,190
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A, 5.500%, 10/01/27 – NPFG Insured (Alternative Minimum Tax)	10/11 at 101.00	AA–	3,017,937
250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B, 5.000%, 10/01/21 – NPFG Insured	10/11 at 101.00	AA–	254,855
1,300	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	792,844
1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	A	1,502,205
500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A	501,310
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	539,745
285	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	289,161
455	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3	442,497
1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	1,233,318
1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%, 8/01/27 (Alternative Minimum Tax)	2/11 at 100.00	Aa2	1,230,650
12,265	Total Transportation			11,932,412
	U.S. Guaranteed – 20.5% (13.4% of Total Investments) (4)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31 (Pre-refunded 1/01/12)	1/12 at 100.00	N/R (4)	530,010
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	1,134,860
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
30	5.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	30,621
850	5.400%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	867,765
20	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (4)	21,915
2,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%, 1/15/21 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 101.00	AA+ (4)	2,347,307
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	462,132
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%, 6/01/18 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	581,725

Nuveen Investments 51

Nuveen Virginia Dividend Advantage Municipal Fund (continued)
NGB	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$60	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001B, 6.125%, 7/15/11 (ETM)	No Opt. Call	B2 (4)	$62,008
845	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 100.00	B2 (4)	875,107
725	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	811,406
195	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22 (Pre-refunded 5/01/15)	5/15 at 100.00	AA+ (4)	226,389
400	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20 (Pre-refunded 1/15/16)	1/16 at 100.00	AAA	469,476
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)	2/12 at 100.00	AA+ (4)	525,605
8,360	Total U.S. Guaranteed			8,946,326
	Utilities – 2.3% (1.5% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	1,005,840
	Water and Sewer – 2.6% (1.7% of Total Investments)
500	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	515,260
545	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036, 13.190%, 10/01/15 (IF)	No Opt. Call	AAA	632,718
1,045	Total Water and Sewer			1,147,978
$69,215	Total Investments (cost $67,311,520) – 152.3%			66,546,374
	Floating Rate Obligations – (3.8)%			(1,640,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.2)% (5)			(22,800,000)
	Other Assets Less Liabilities – 3.7%			1,598,990
	Net Assets Applicable to Common Shares – 100%			$43,705,364
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

52 Nuveen Investments

Nuveen Virginia Dividend Advantage Municipal Fund 2
NNB	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.4% (2.2% of Total Investments)
$3,100	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	Baa3	$1,954,612
1,430	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 0.000%, 6/01/46	6/17 at 100.00	Baa3	832,961
4,530	Total Consumer Staples			2,787,573
	Education and Civic Organizations – 7.1% (4.6% of Total Investments)
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife Federation, Series 1999, 5.375%, 9/01/29 – NPFG Insured	3/11 at 100.00	A3	1,002,800
280	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36	6/19 at 100.00	Aa2	288,504
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A2	1,004,130
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	1,508,865
2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 – NPFG Insured	4/11 at 100.00	A	2,000,100
5,780	Total Education and Civic Organizations			5,804,399
	Health Care – 33.9% (22.1% of Total Investments)
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A3	1,491,645
2,000	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	A2	2,036,520
450	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	A–	451,242
685	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA+	677,958
1,070	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009, Trust 11733, 14.727%, 11/15/29 (IF)	5/19 at 100.00	AA+	1,247,449
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured	10/12 at 102.00	BBB+	3,031,409
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	A3	1,079,740
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	663,471
1,500	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	1,418,475
960	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	968,275
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	1,147,400
1,200	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured	12/11 at 101.00	N/R	1,177,608
1,000	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding Bonds, Potomac Hospital Corporation of Prince William, Series 1998, 5.000%, 10/01/18 – AGM Insured	4/11 at 100.00	Aa3	1,001,430
3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	7/12 at 100.00	A+	4,099,865

Nuveen Investments 53

Nuveen Virginia Dividend Advantage Municipal Fund 2 (continued)
NNB	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
$1,250	5.250%, 6/15/25	6/16 at 100.00	A3	$1,279,563
655	5.250%, 6/15/31	6/16 at 100.00	A3	657,482
1,095	5.250%, 6/15/37	6/16 at 100.00	A3	1,076,495
1,250	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	1,273,463
1,430	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37	9/17 at 100.00	BBB+	1,287,872
720	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	733,298
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	730,322
340	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A3	340,099
27,565	Total Health Care			27,871,081
	Housing/Multifamily – 1.1% (0.7% of Total Investments)
200	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	200,128
175	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	173,371
500	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	No Opt. Call	AAA	495,665
875	Total Housing/Multifamily			869,164
	Housing/Single Family – 12.5% (8.1% of Total Investments)
6,350	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – NPFG Insured	7/11 at 100.00	AAA	6,377,874
500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	484,115
870	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	859,430
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	2,517,996
10,320	Total Housing/Single Family			10,239,415
	Long-Term Care – 10.8% (7.1% of Total Investments)
1,300	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31	1/17 at 100.00	N/R	1,136,980
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.625%, 12/01/39	12/15 at 100.00	N/R	556,732
1,815	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37	10/17 at 100.00	N/R	1,658,347
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.750%, 10/01/26	10/16 at 100.00	A–	463,805
855	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35	No Opt. Call	BBB–	790,875
1,300	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	787,007
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23	3/12 at 101.00	N/R	1,351,256
970	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39	12/16 at 100.00	N/R	678,855
650	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	560,424
650	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22	11/15 at 100.00	N/R	611,533

54 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$325	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R	$301,873
10,365	Total Long-Term Care			8,897,687
	Materials – 0.7% (0.5% of Total Investments)
165	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/11 at 100.00	Ba3	155,113
460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	12/10 at 100.00	Ba3	426,540
625	Total Materials			581,653
	Tax Obligation/General – 10.6% (6.9% of Total Investments)
1,750	Chesapeake, Virginia, General Obligation Bonds, Series 2001, 5.500%, 12/01/16	12/11 at 100.00	AA+	1,831,848
1,000	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,083,680
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/22	5/12 at 100.00	AAA	99,448
1,200	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34 (WI/DD, Settling 12/16/10)	7/20 at 100.00	AA	1,235,520
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 101.00	AA	1,347,251
2,900	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	3,121,183
8,225	Total Tax Obligation/General			8,718,930
	Tax Obligation/Limited – 18.5% (12.1% of Total Investments)
107	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	100,032
1,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	916,240
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
210	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	186,554
165	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	144,436
800	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	898,192
1,800	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	1,924,164
285	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	296,377
1,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3	1,303,185
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	A3	632,480
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.250%, 7/01/27	7/12 at 100.00	A3	399,540
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,645,881
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	N/R	1,019,850
1,000	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A+	1,046,450
1,610	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)	4/18 at 100.00	AA+	1,639,077
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	485,985

Nuveen Investments 55

Nuveen Virginia Dividend Advantage Municipal Fund 2 (continued)
NNB	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-3B, 12.723%, 2/01/27 (IF)	2/19 at 100.00	AA+	$666,161
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-4B, 12.723%, 2/01/28 (IF)	2/19 at 100.00	AA+	654,508
673	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	632,169
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	648,968
16,115	Total Tax Obligation/Limited			15,240,249
	Transportation – 6.6% (4.3% of Total Investments)
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	1,003,310
2,200	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	1,341,736
1,500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A	1,503,930
745	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	755,877
825	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3	802,329
6,270	Total Transportation			5,407,182
	U.S. Guaranteed – 28.8% (18.8% of Total Investments) (4)
165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31 (Pre-refunded 1/01/12)	1/12 at 100.00	N/R (4)	174,903
1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	1,146,750
40	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (4)	43,830
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	271,843
600	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	653,316
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22 (Pre-refunded 11/01/13)	11/13 at 100.00	Aa1 (4)	1,120,580
	Powhatan County, Virginia, General Obligation Bonds, Series 2001:
660	5.000%, 1/15/23 (Pre-refunded 1/15/11) – AMBAC Insured	1/11 at 101.00	Aa2 (4)	670,514
1,000	5.000%, 1/15/27 (Pre-refunded 1/15/11) – AMBAC Insured	1/11 at 101.00	Aa2 (4)	1,015,930
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	A3 (4)	1,176,714
455	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	AAA	480,471
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
1,950	5.000%, 10/01/18 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (4)	2,126,651
2,435	5.000%, 10/01/19 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (4)	2,655,587
425	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 100.00	B2 (4)	440,143
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded 2/01/14) – AMBAC Insured	2/14 at 101.00	Aa2 (4)	1,176,330
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
300	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	309,168
2,700	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	3,021,785
700	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22 (Pre-refunded 5/01/15)	5/15 at 100.00	AA+ (4)	812,679

56 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$600	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20 (Pre-refunded 1/15/16)	1/16 at 100.00	AAA	$704,214
1,500	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/19 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	1,550,970
1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 2002, 5.000%, 3/01/21 (Pre-refunded 3/01/12)	3/12 at 100.00	AAA	1,500,017
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001B, 5.000%, 8/01/19 (Pre-refunded 8/01/11)	8/11 at 101.00	AA+ (4)	2,646,375
21,840	Total U.S. Guaranteed			23,698,770
	Utilities – 2.4% (1.6% of Total Investments)
2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	2,011,680
	Water and Sewer – 16.9% (11.0% of Total Investments)
805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/27	4/12 at 100.00	AAA	833,875
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001:
1,000	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA+	1,171,480
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA+	3,517,619
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,080	5.000%, 11/01/18 – FGIC Insured	11/11 at 100.00	AA+	1,113,804
1,190	5.000%, 11/01/19 – FGIC Insured	11/11 at 100.00	AA+	1,227,247
1,525	5.000%, 11/01/24 – FGIC Insured	11/11 at 100.00	AA+	1,573,480
1,000	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,030,520
2,250	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.000%, 5/01/32	5/11 at 101.00	AA	2,278,103
990	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036, 13.190%, 10/01/15 (IF)	No Opt. Call	AAA	1,149,341
12,840	Total Water and Sewer			13,895,469
$127,350	Total Investments (cost $125,497,503) – 153.3%			126,023,252
	Floating Rate Obligations – (3.6)%			(2,980,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.5)% (5)			(43,200,000)
	Other Assets Less Liabilities – 2.8%			2,387,071
	Net Assets Applicable to Common Shares – 100%			$82,230,323

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 57

Statement of
Assets & Liabilities
November 30, 2010 (Unaudited)

	Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
Assets
Investments, at value (cost $223,860,729, $85,919,705, $86,365,015 and $110,636,985, respectively)	$231,154,436		$86,399,313		$86,871,159		$112,461,810
Cash	748,148		2,147,787		2,479,619		3,051,716
Receivables:
Interest	4,177,425		1,638,638		1,581,751		1,864,024
Investments sold	1,970,650		—		20,294		—
Deferred offering costs	709,222		573,385		584,047		444,940
Other assets	39,029		13,491		11,050		13,516
Total assets	238,798,910		90,772,614		91,547,920		117,836,006
Liabilities
Floating rate obligations	9,962,000		3,973,000		3,840,000		4,255,000
Payables:
Investments purchased	—		—		—		—
Auction Rate Preferred share dividends	4,129		—		—		2,692
Common share dividends	629,477		256,084		260,901		319,404
Interest	85,636		57,380		59,145		45,717
Offering costs	233,640		138,283		133,710		154,076
MuniFund Term Preferred shares, at liquidation value	38,775,000		26,485,000		27,300,000		20,700,000
Accrued expenses:
Management fees	121,898		43,023		43,376		60,650
Other	95,413		22,775		23,355		37,249
Total liabilities	49,907,193		30,975,545		31,660,487		25,574,788
Auction Rate Preferred shares, at liquidation value	32,975,000		—		—		14,825,000
Net assets applicable to Common shares	$155,916,717		$59,797,069		$59,887,433		$77,436,218
Common shares outstanding	10,650,672		4,197,406		4,201,677		5,365,969
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.64		$14.25		$14.25		$14.43
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$106,507		$41,974		$42,017		$53,660
Paid-in surplus	147,894,849		59,546,762		59,602,881		75,724,991
Undistributed (Over-distribution of) net investment income	2,355,437		681,483		636,669		902,941
Accumulated net realized gain (loss)	(1,733,783)		(952,758)		(900,278)		(1,070,199)
Net unrealized appreciation (depreciation)	7,293,707		479,608		506,144		1,824,825
Net assets applicable to Common shares	$155,916,717		$59,797,069		$59,887,433		$77,436,218
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited
Auction Rate Preferred	Unlimited		Unlimited		Unlimited		Unlimited
MuniFund Term Preferred	Unlimited		Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

58 Nuveen Investments

	Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB )	Virginia Dividend Advantage 2 (NNB	)
Assets
Investments, at value (cost $179,335,751, $67,311,520, and $125,497,503, respectively)	$181,914,303		$66,546,374	$126,023,252
Cash	7,715,941		1,796,347	1,749,553
Receivables:
Interest	2,840,707		1,051,609	1,894,474
Investments sold	4,866,457		—	—
Deferred offering costs	617,810		466,410	645,440
Other assets	35,826		8,359	14,514
Total assets	197,991,044		69,869,099	130,327,233
Liabilities
Floating rate obligations	4,630,000		1,640,000	2,980,000
Payables:
Investments purchased	3,585,024		1,244,800	1,195,008
Auction Rate Preferred share dividends	2,384		—	—
Common share dividends	539,357		192,081	363,434
Interest	71,127		53,204	100,809
Offering costs	223,125		186,071	169,955
MuniFund Term Preferred shares, at liquidation value	32,205,000		22,800,000	43,200,000
Accrued expenses:
Management fees	101,349		33,134	57,003
Other	63,281		14,445	30,701
Total liabilities	41,420,647		26,163,735	48,096,910
Auction Rate Preferred shares, at liquidation value	25,550,000		—	—
Net assets applicable to Common shares	$131,020,397		$43,705,364	$82,230,323
Common shares outstanding	8,997,934		3,142,020	5,756,074
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.56		$13.91	$14.29
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$89,979		$31,420	$57,561
Paid-in surplus	126,665,750		44,502,126	81,613,019
Undistributed (Over-distribution of) net investment income	1,505,132		464,092	683,071
Accumulated net realized gain (loss)	180,984		(527,128)	(649,077)
Net unrealized appreciation (depreciation)	2,578,552		(765,146)	525,749
Net assets applicable to Common shares	$131,020,397		$43,705,364	$82,230,323
Authorized shares:
Common	Unlimited		Unlimited	Unlimited
Auction Rate Preferred	Unlimited		Unlimited	Unlimited
MuniFund Term Preferred	Unlimited		Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments 59

Statement of
Operations
Six Months Ended November 30, 2010 (Unaudited)

	Maryland Premium Income (NMY )	Maryland Dividend Advantage (NFM )	Maryland Dividend Advantage 2 (NZR )	Maryland Dividend Advantage 3 (NWI )
Investment Income	$5,828,789	$2,300,090	$2,273,143	$2,768,638
Expenses
Management fees	749,206	287,964	290,497	367,806
Auction fees	24,798	—	—	11,148
Dividend disbursing agent fees	10,027	—	—	5,014
Shareholders’ servicing agent fees and expenses	9,065	1,895	1,781	1,843
Interest expense and amortization of offering costs	642,529	426,710	437,876	345,065
Custodian’s fees and expenses	25,062	13,253	12,283	14,095
Trustees’ fees and expenses	2,784	1,258	1,269	1,380
Professional fees	10,848	6,210	6,246	7,448
Shareholders’ reports – printing and mailing expenses	28,722	11,682	12,843	14,003
Stock exchange listing fees	4,560	291	291	372
Investor relations expense	9,696	3,726	3,862	4,830
Other expenses	5,886	12,932	4,875	4,607
Total expenses before custodian fee credit and expense reimbursement	1,523,183	765,921	771,823	777,611
Custodian fee credit	(169)	(1,194)	(797)	(983)
Expense reimbursement	—	(22,735)	(38,221)	(30,704)
Net expenses	1,523,014	741,992	732,805	745,924
Net investment income	4,305,775	1,558,098	1,540,338	2,022,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	63,598	(6,331)	(9,419)	(9,946)
Change in net unrealized appreciation (depreciation) of investments	(1,675,199)	(482,960)	(793,746)	(814,052)
Net realized and unrealized gain (loss)	(1,611,601)	(489,291)	(803,165)	(823,998)
Distributions to Auction Rate Preferred Shareholders
From net investment income	(69,281)	—	—	(31,176)
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	(69,281)	—	—	(31,176)
Net increase (decrease) in net assets applicable to Common shares from operations	$2,624,893	$1,068,807	$737,173	$1,167,540

See accompanying notes to financial statements.

60 Nuveen Investments

	Virginia Premium Income (NPV )	Virginia Dividend Advantage (NGB )	Virginia Dividend Advantage 2 (NNB )
Investment Income	$4,833,917	$1,779,598	$3,326,018
Expenses
Management fees	625,240	222,627	418,517
Auction fees	19,215	—	—
Dividend disbursing agent fees	10,027	—	—
Shareholders’ servicing agent fees and expenses	7,831	4,466	4,787
Interest expense and amortization of offering costs	513,733	382,127	693,852
Custodian’s fees and expenses	19,824	10,428	14,921
Trustees’ fees and expenses	3,058	817	1,537
Professional fees	58,703	5,641	7,403
Shareholders’ reports – printing and mailing expenses	24,688	9,196	15,614
Stock exchange listing fees	4,611	1,245	1,426
Investor relations expense	8,313	2,758	4,907
Other expenses	4,421	4,343	4,264
Total expenses before custodian fee credit and expense reimbursement	1,299,664	643,648	1,167,228
Custodian fee credit	(1,576)	(600)	(821)
Expense reimbursement	—	(17,577)	(66,153)
Net expenses	1,298,088	625,471	1,100,254
Net investment income	3,535,829	1,154,127	2,225,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	195,746	58	10,524
Change in net unrealized appreciation (depreciation) of investments	(1,586,329)	(884,798)	(1,565,016)
Net realized and unrealized gain (loss)	(1,390,583)	(884,740)	(1,554,492)
Distributions to Auction Rate Preferred Shareholders
From net investment income	(53,543)	—	—
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	(53,543)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	$2,091,703	$269,387	$671,272

See accompanying notes to financial statements.

Nuveen Investments 61

Statement of
Changes in Net Assets (Unaudited)

	Maryland Premium Income (NMY)		Maryland Dividend Advantage (NFM)		Maryland Dividend Advantage 2 (NZR)
	Six Months Ended 11/30/10	Year Ended 5/31/10	Six Months Ended 11/30/10	Year Ended 5/31/10	Six Months Ended 11/30/10	Year Ended 5/31/10
Operations
Net investment income	$4,305,775	$8,938,164	$1,558,098	$3,733,907	$1,540,338	$3,757,493
Net realized gain (loss) from investments	63,598	81,032	(6,331)	26,955	(9,419)	17,339
Change in net unrealized appreciation (depreciation) of investments	(1,675,199)	11,721,055	(482,960)	5,284,917	(793,746)	5,066,240
Distributions to Auction Rate Preferred Shareholders:
From net investment income	(69,281)	(263,268)	—	(103,621)	—	(105,170)
Net increase (decrease) in net assets applicable to Common shares from operations	2,624,893	20,476,983	1,068,807	8,942,158	737,173	8,735,902
Distributions to Common Shareholders
From net investment income	(4,056,802)	(7,789,618)	(1,636,617)	(3,182,569)	(1,663,283)	(3,197,580)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(4,056,802)	(7,789,618)	(1,636,617)	(3,182,569)	(1,663,283)	(3,197,580)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	105,922	50,895	56,478	41,978	64,422	25,385
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	105,922	50,895	56,478	41,978	64,422	25,385
Net increase (decrease) in net assets applicable to Common shares	(1,325,987)	12,738,260	(511,332)	5,801,567	(861,688)	5,563,707
Net assets applicable to Common shares at the beginning of period	157,242,704	144,504,444	60,308,401	54,506,834	60,749,121	55,185,414
Net assets applicable to Common shares at the end of period	$155,916,717	$157,242,704	$59,797,069	$60,308,401	$59,887,433	$60,749,121
Undistributed (Over-distribution of) net investment income at the end of period	$2,355,437	$2,175,745	$681,483	$760,002	$636,669	$759,614

See accompanying notes to financial statements.

62 Nuveen Investments

	Maryland Dividend Advantage 3 (NWI)		Virginia Premium Income (NPV)		Virginia Dividend Advantage (NGB)
	Six Months Ended 11/30/10	Year Ended 5/31/10	Six Months Ended 11/30/10	Year Ended 5/31/10	Six Months Ended 11/30/10	Year Ended 5/31/10
Operations
Net investment income	$2,022,714	$4,512,987	$3,535,829	$7,898,262	$1,154,127	$2,628,140
Net realized gain (loss) from investments	(9,946)	(9,894)	195,746	71,327	58	146
Change in net unrealized appreciation (depreciation) of investments	(814,052)	6,524,642	(1,586,329)	8,157,368	(884,798)	3,488,158
Distributions to Auction Rate Preferred Shareholders:
From net investment income	(31,176)	(135,013)	(53,543)	(233,784)	—	(49,195)
Net increase (decrease) in net assets applicable to Common shares from operations	1,167,540	10,892,722	2,091,703	15,893,173	269,387	6,067,249
Distributions to Common Shareholders
From net investment income	(2,028,013)	(3,958,565)	(3,614,592)	(7,219,765)	(1,206,192)	(2,391,296)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,028,013)	(3,958,565)	(3,614,592)	(7,219,765)	(1,206,192)	(2,391,296)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	30,598	—	240,865	509,839	29,861	55,701
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	30,598	—	240,865	509,839	29,861	55,701
Net increase (decrease) in net assets applicable to Common shares	(829,875)	6,934,157	(1,282,024)	9,183,247	(906,944)	3,731,654
Net assets applicable to Common shares at the beginning of period	78,266,093	71,331,936	132,302,421	123,119,174	44,612,308	40,880,654
Net assets applicable to Common shares at the end of period	$77,436,218	$78,266,093	$131,020,397	$132,302,421	$43,705,364	$44,612,308
Undistributed (Over-distribution of) net investment income at the end of period	$902,941	$939,416	$1,505,132	$1,637,438	$464,092	$516,157

See accompanying notes to financial statements.

Nuveen Investments 63

Statement of
Changes in Net Assets (Unaudited) (continued)

	Virginia Dividend Advantage 2 (NNB)
	Six Months Ended 11/30/10	Year Ended 5/31/10
Operations
Net investment income	$2,225,764	$4,840,619
Net realized gain (loss) from investments	10,524	14,297
Change in net unrealized appreciation (depreciation) of investments	(1,565,016)	6,627,764
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	(85,539)
Net increase (decrease) in net assets applicable to Common shares from operations	671,272	11,397,141
Distributions to Common Shareholders
From net investment income	(2,278,576)	(4,503,540)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,278,576)	(4,503,540)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	72,984	144,710
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	72,984	144,710
Net increase (decrease) in net assets applicable to Common shares	(1,534,320)	7,038,311
Net assets applicable to Common shares at the beginning of period	83,764,643	76,726,332
Net assets applicable to Common shares at the end of period	$82,230,323	$83,764,643
Undistributed (Over-distribution of) net investment income at the end of period	$683,071	$735,883

See accompanying notes to financial statements.

64 Nuveen Investments

Statement of
Cash Flows
Six Months Ended November 30, 2010 (Unaudited)

	Maryland Premium Income (NMY)	Maryland Dividend Advantage (NFM)	Maryland Dividend Advantage 2 (NZR)	Maryland Dividend Advantage 3 (NWI)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$2,624,893	$1,068,807	$737,173	$1,167,540
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(5,260,593)	(5,973,554)	(2,092,442)	(2,794,798)
Proceeds from sales and maturities of investments	7,238,900	4,925,000	4,251,800	5,389,398
Amortization (Accretion) of premiums and discounts, net	248,062	62,366	62,663	170,308
(Increase) Decrease in receivable for interest	6,369	(72,280)	34,256	37,845
(Increase) Decrease in receivable for investments sold	(1,830,650)	110,000	84,706	—
(Increase) Decrease in other assets	(6,036)	(3,015)	(549)	3,549
Increase (Decrease) in payable for investments purchased	—	—	—	—
Increase (Decrease) in payable for Auction Rate Preferred share dividends	605	—	—	143
Increase (Decrease) in payable for interest	8	(34,435)	(43,382)	4
Increase (Decrease) in accrued management fees	(4,218)	(1,566)	2,098	5,636
Increase (Decrease) in accrued other liabilities	(15,606)	(17,592)	(18,198)	(24,720)
Net realized (gain) loss from investments	(63,598)	6,331	9,419	9,946
Change in net unrealized (appreciation) depreciation of investments	1,675,199	482,960	793,746	814,052
Taxes paid on undistributed capital gains	(742)	—	—	(140)
Net cash provided by (used in) operating activities	4,612,593	553,022	3,821,290	4,778,763
Cash Flows from Financing Activities:
Increase (Decrease) in cash overdraft balance	—	—	—	—
(Increase) Decrease in deferred offering costs	85,163	66,434	66,262	52,464
Increase (Decrease) in payable for offering costs	(21,135)	(96,117)	(100,690)	(45,600)
Cash distributions paid to Common shareholders	(3,932,804)	(1,579,688)	(1,598,734)	(1,996,629)
Net cash provided by (used in) financing activities	(3,868,776)	(1,609,371)	(1,633,162)	(1,989,765)
Net Increase (Decrease) in Cash	743,817	(1,056,349)	2,188,128	2,788,998
Cash at the beginning of period	4,331	3,204,136	291,491	262,718
Cash at the End of Period	$748,148	$2,147,787	$2,479,619	$3,051,716
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:
Maryland		Maryland		Maryland		Maryland
Premium		Dividend		Dividend		Dividend
Income		Advantage		Advantage 2		Advantage 3
(NMY	)	(NFM	)	(NZR	)	(NWI	)
$105,922		$56,478		$64,422		$30,598
Cash paid for interest (excluding amortization of offering costs) was as follows:
Maryland		Maryland		Maryland		Maryland
Premium		Dividend		Dividend		Dividend
Income		Advantage		Advantage 2		Advantage 3
(NMY	)	(NFM	)	(NZR	)	(NWI	)
$557,359		$396,076		$414,996		$292,597

See accompanying notes to financial statements.

Nuveen Investments 65

Statement of
Cash Flows (Unaudited) (continued)

	Virginia	Virginia	Virginia
	Premium	Dividend	Dividend
	Income	Advantage	Advantage 2
	(NPV )	(NGB )	(NNB )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$2,091,703	$269,387	$671,272
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(8,027,201)	(2,936,311)	(3,366,827)
Proceeds from sales and maturities of investments	16,413,950	3,280,000	3,342,900
Amortization (Accretion) of premiums and discounts, net	32,492	(23,339)	(18,527)
(Increase) Decrease in receivable for interest	218,876	(4,122)	(28,431)
(Increase) Decrease in receivable for investments sold	(3,745,457)	—	190,000
(Increase) Decrease in other assets	(5,999)	(486)	(643)
Increase (Decrease) in payable for investments purchased	3,585,024	1,244,800	1,195,008
Increase (Decrease) in payable for Auction Rate Preferred share dividends	317	—	—
Increase (Decrease) in payable for interest	7	4	9
Increase (Decrease) in accrued management fees	(3,970)	(1,484)	(2,578)
Increase (Decrease) in accrued other liabilities	(23,591)	(18,131)	(21,061)
Net realized (gain) loss from investments	(195,746)	(58)	(10,524)
Change in net unrealized (appreciation) depreciation of investments	1,586,329	884,798	1,565,016
Taxes paid on undistributed capital gains	(190)	(14)	(154)
Net cash provided by (used in) operating activities	11,926,544	2,695,044	3,515,460
Cash Flows from Financing Activities:
Increase (Decrease) in cash overdraft balance	(895,110)	—	—
(Increase) Decrease in deferred offering costs	74,186	58,381	80,791
Increase (Decrease) in payable for offering costs	(20,000)	(49,787)	(78,836)
Cash distributions paid to Common shareholders	(3,369,679)	(1,177,441)	(2,205,798)
Net cash provided by (used in) financing activities	(4,210,603)	(1,168,847)	(2,203,843)
Net Increase (Decrease) in Cash	7,715,941	1,526,197	1,311,617
Cash at the beginning of period	—	270,150	437,936
Cash at the End of Period	$7,715,941	$1,796,347	$1,749,553

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Virginia		Virginia		Virginia
Premium		Dividend		Dividend
Income		Advantage		Advantage 2
(NPV	)	(NGB	)	(NNB	)
$240,865		$29,861		$72,984
Cash paid for interest (excluding amortization of offering costs) was as follows:
Virginia		Virginia		Virginia
Premium		Dividend		Dividend
Income		Advantage		Advantage 2
(NPV	)	(NGB	)	(NNB	)
$439,540		$323,742		$613,052

See accompanying notes to financial statements.

66 Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments 67

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Maryland Premium Income (NMY)
Year Ended 5/31:
2011(f)	$14.77	$.40	$(.14)	$(.01)	$—		$.25	$(.38)	$—	$(.38)	$14.64	$14.69
2010	13.58	.84	1.10	(.02)	—		1.92	(.73)	—	(.73)	14.77	14.43
2009	14.19	.89	(.67)	(.16)	(.01)		.05	(.63)	(.03)	(.66)	13.58	12.68
2008	14.57	.88	(.41)	(.24)	—		.23	(.61)	—	(.61)	14.19	13.10
2007	14.47	.88	.12	(.23)	—		.77	(.67)	—	(.67)	14.57	14.84
2006	15.12	.89	(.56)	(.18)	—		.15	(.78)	(.02)	(.80)	14.47	14.52

Maryland Dividend Advantage (NFM)
Year Ended 5/31:
2011(f)	14.38	.37	(.11)	—	—		.26	(.39)	—	(.39)	14.25	13.85
2010	13.01	.89	1.26	(.02)	—		2.13	(.76)	—	(.76)	14.38	14.30
2009	14.12	.95	(1.19)	(.17)	—		(.41)	(.70)	—	(.70)	13.01	13.05
2008	14.65	.95	(.54)	(.24)	—		.17	(.70)	—	(.70)	14.12	14.19
2007	14.57	.95	.12	(.24)	—		.83	(.75)	—	(.75)	14.65	15.28
2006	15.13	.95	(.47)	(.19)	—		.29	(.85)	—	(.85)	14.57	15.19

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period						Auction Rate Preferred Shares and MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Maryland Premium Income (NMY)
Year Ended 5/31:
2011(f)	$32,975	$25,000	$79,326	$38,775	$10.00	$10.05	$10.11		$31.73	$3.17
2010	32,975	25,000	79,788	38,775	10.00	10.00	10.01	^	31.92	3.19
2009	70,875	25,000	75,972	—	—	—	—		—	—
2008	79,100	25,000	72,722	—	—	—	—		—	—
2007	79,100	25,000	73,990	—	—	—	—		—	—
2006	79,100	25,000	73,620	—	—	—	—		—	—

Maryland Dividend Advantage (NFM)
Year Ended 5/31:
2011(f)	—	—	—	26,485	10.00	10.06	10.09		32.58	—
2010	—	—	—	26,485	10.00	10.01	10.01	^^	32.77	—
2009	25,825	25,000	77,766	—	—	—	—		—	—
2008	32,000	25,000	71,172	—	—	—	—		—	—
2007	32,000	25,000	72,860	—	—	—	—		—	—
2006	32,000	25,000	72,470	—	—	—	—		—	—

68 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

4.42%	1.67%	$155,917	1.91	%*	1.21	%*	5.39	%*	N/A		N/A		N/A		2%
19.89	14.44	157,243	1.49		1.20		5.88		N/A		N/A		N/A		2
2.57	.66	144,504	1.35		1.30		6.80		N/A		N/A		N/A		5
(7.55)	1.63	150,994	1.25		1.24		6.13		N/A		N/A		N/A		14
6.96	5.35	155,004	1.27		1.23		5.95		N/A		N/A		N/A		13
(2.94)	1.08	153,834	1.23		1.23		6.05		N/A		N/A		N/A		13

(.49)	1.77	59,797	2.50	*	1.32	*	5.00	*	2.42	%*	1.24	%*	5.08	%*	6
15.78	16.68	60,308	1.43		1.21		6.27		1.31		1.09		6.39		4
(2.48)	(2.52)	54,507	1.42		1.36		7.37		1.20		1.15		7.59		5
(2.31)	1.25	59,100	1.30		1.28		6.39		1.01		1.00		6.67		12
5.51	5.74	61,261	1.30		1.26		6.06		.95		.91		6.41		12
2.51	1.95	60,762	1.26		1.26		5.99		.83		.83		6.42		14

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended November 30, 2010.
*	Annualized.
^	For the period January 29, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period April 13, 2010 (first issuance date of shares) through May 31, 2010.
N/A	Fund does not have a contractual reimbursement with the Adviser.

See accompanying notes to financial statements.

 Nuveen Investments 69

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Maryland Dividend Advantage 2 (NZR)
Year Ended 5/31:
2011(f)	$14.47	$.37	$(.19)	$—	$—	$.18	$(.40)	$—	$(.40)	$14.25	$14.30
2010	13.15	.90	1.21	(.03)	—	2.08	(.76)	—	(.76)	14.47	15.00
2009	14.29	.95	(1.19)	(.16)	(.01)	(.41)	(.70)	(.03)	(.73)	13.15	12.69
2008	14.81	.94	(.48)	(.24)	(.01)	.21	(.70)	(.03)	(.73)	14.29	14.25
2007	14.76	.94	.10	(.23)	—	.81	(.76)	—	(.76)	14.81	15.38
2006	15.45	.94	(.59)	(.18)	—	.17	(.83)	(.03)	(.86)	14.76	14.76

Maryland Dividend Advantage 3 (NWI)
Year Ended 5/31:
2011(f)	14.59	.38	(.15)	(.01)	—	.22	(.38)	—	(.38)	14.43	14.05
2010	13.30	.84	1.22	(.03)	—	2.03	(.74)	—	(.74)	14.59	14.19
2009	14.02	.89	(.78)	(.16)	(.01)	(.06)	(.64)	(.02)	(.66)	13.30	12.56
2008	14.48	.89	(.49)	(.23)	—	.17	(.63)	—	(.63)	14.02	13.01
2007	14.33	.88	.16	(.22)	—	.82	(.67)	—	(.67)	14.48	14.74
2006	14.82	.86	(.46)	(.18)	—	.22	(.71)	—	(.71)	14.33	13.85

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period						Auction Rate Preferred Shares and MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Maryland Dividend Advantage 2 (NZR)
Year Ended 5/31:
2011(f)	$—	$—	$—	$27,300	$10.00	$10.08	$10.09		$31.94	$—
2010	—	—	—	27,300	10.00	9.97	9.96	^	32.25	—
2009	26,625	25,000	76,817	—	—	—	—		—	—
2008	32,000	25,000	71,813	—	—	—	—		—	—
2007	32,000	25,000	73,488	—	—	—	—		—	—
2006	32,000	25,000	73,224	—	—	—	—		—	—

Maryland Dividend Advantage 3 (NWI)
Year Ended 5/31:
2011(f)	14,825	25,000	79,494	20,700	10.00	10.09	10.10		31.80	3.18
2010	14,825	25,000	80,078	20,700	10.00	10.02	10.04	^^	32.03	3.20
2009	35,000	25,000	75,951	—	—	—	—		—	—
2008	39,000	25,000	73,208	—	—	—	—		—	—
2007	39,000	25,000	74,769	—	—	—	—		—	—
2006	39,000	25,000	74,237	—	—	—	—		—	—

70 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

(2.04)%	1.18%	$59,887	2.51	%*	1.30	%*	4.89	%*	2.39	%*	1.18	%*	5.01	%*	2%
24.89	16.13	60,749	1.47		1.24		6.21		1.29		1.06		6.38		2
(5.21)	(2.43)	55,185	1.41		1.36		7.16		1.15		1.10		7.42		6
(2.30)	1.54	59,921	1.29		1.28		6.18		.96		.94		6.51		13
9.32	5.56	62,064	1.32		1.28		5.86		.91		.87		6.27		10
1.13	1.14	61,726	1.25		1.25		5.76		.79		.79		6.21		15

1.62	1.47	77,436	1.96	*	1.22	*	5.02	*	1.88	*	1.15	*	5.10	*	2
19.24	15.53	78,266	1.47		1.22		5.78		1.31		1.06		5.94		—	**
2.35	(.05)	71,332	1.38		1.33		6.70		1.08		1.03		7.00		5
(7.38)	1.24	75,205	1.26		1.25		5.86		.86		.85		6.27		13
11.47	5.75	77,640	1.28		1.24		5.52		.80		.76		6.00		11
1.09	1.55	76,809	1.23		1.23		5.41		.75		.75		5.89		14

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2010, the Adviser is no longer reimbursing Maryland Dividend Advantage 3 (NWI) for any fees and expenses.

(e)	The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.
(f)	For the six months ended November 30, 2010.
*	Annualized.
**	Rounds to less than 1%.
^	For the period April 9, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period February 23, 2010 (first issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments 71

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Virginia Premium Income (NPV)
Year Ended 5/31:
2011(f)	$14.73	$.39	$(.15)	$(.01)	$—	$.23	$(.40)	$—	$(.40)	$14.56	$15.10
2010	13.76	.88	.93	(.03)	—	1.78	(.81)	—	(.81)	14.73	15.85
2009	14.39	.90	(.66)	(.15)	(.02)	.07	(.65)	(.05)	(.70)	13.76	14.36
2008	14.89	.88	(.40)	(.22)	(.03)	.23	(.64)	(.09)	(.73)	14.39	14.04
2007	14.89	.88	.07	(.23)	— **	.72	(.70)	(.02)	(.72)	14.89	15.24
2006	15.82	.88	(.59)	(.15)	(.03)	.11	(.80)	(.24)	(1.04)	14.89	14.91

Virginia Dividend Advantage (NGB)
Year Ended 5/31:
2011(f)	14.21	.37	(.29)	—	—	.08	(.38)	—	(.38)	13.91	14.27
2010	13.04	.84	1.11	(.02)	—	1.93	(.76)	—	(.76)	14.21	15.14
2009	14.21	.93	(1.23)	(.17)	— **	(.47)	(.69)	(.01)	(.70)	13.04	14.00
2008	14.98	.95	(.67)	(.22)	(.03)	.03	(.70)	(.10)	(.80)	14.21	14.81
2007	14.91	.96	.14	(.24)	—	.86	(.79)	—	(.79)	14.98	17.51
2006	15.52	.97	(.54)	(.17)	—	.26	(.87)	—	(.87)	14.91	17.10

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period						Auction Rate Preferred Shares and MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Virginia Premium Income (NPV)
Year Ended 5/31:
2011(f)	$25,550	$25,000	$81,714	$32,205	$10.00	$10.09	$10.11		$32.69	$3.27
2010	25,550	25,000	82,269	32,205	10.00	10.00	10.00	^	32.91	3.29
2009	63,800	25,000	73,244	—	—	—	—		—	—
2008	63,800	25,000	75,357	—	—	—	—		—	—
2007	63,800	25,000	77,077	—	—	—	—		—	—
2006	63,800	25,000	76,970	—	—	—	—		—	—

Virginia Dividend Advantage (NGB)
Year Ended 5/31:
2011(f)	—	—	—	22,800	10.00	10.17	10.17		29.17	—
2010	—	—	—	22,800	10.00	10.09	10.13	^^	29.57	—
2009	21,750	25,000	71,989	—	—	—	—		—	—
2008	24,000	25,000	71,367	—	—	—	—		—	—
2007	24,000	25,000	73,862	—	—	—	—		—	—
2006	24,000	25,000	73,568	—	—	—	—		—	—

72 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

(2.21)%	1.54%	$131,020	1.94	%*	1.28	%*	5.26	%*	N/A		N/A		N/A		4%
16.60	13.19	132,302	1.45		1.20		6.14		N/A		N/A		N/A		3
8.05	.88	123,119	1.36		1.28		6.82		N/A		N/A		N/A		6
(2.94)	1.56	128,512	1.25		1.23		6.02		N/A		N/A		N/A		14
7.18	4.89	132,900	1.20		1.20		5.80		N/A		N/A		N/A		16
(9.98)	0.71	132,626	1.19		1.19		5.75		N/A		N/A		N/A		16

(3.24)	.54	43,705	2.85	*	1.42	*	5.03	*	2.77	%*	1.34	%*	5.11	%*	4
14.13	15.13	44,612	2.19		1.38		5.94		2.06		1.25		6.07		2
(.01)	(2.92)	40,881	1.47		1.38		7.17		1.26		1.18		7.38		4
(10.58)	.23	44,512	1.30		1.28		6.28		1.03		1.01		6.56		10
7.24	5.82	46,908	1.27		1.27		5.99		.92		.92		6.34		23
5.86	1.74	46,626	1.26		1.26		5.93		.84		.84		6.36		16

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended November 30, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.
^	For the period January 26, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period November 18, 2009 (first issuance date of shares) through May 31, 2010.
N/A	Fund does not have a contractual reimbursement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments 73

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Virginia Dividend Advantage 2 (NNB)
Year Ended 5/31:
2011(f)	$14.56	$.39	$(.26)	$—	$—		$.13	$(.40)	$—	$(.40)	$14.29	$14.70
2010	13.36	.84	1.15	(.01)	—		1.98	(.78)	—	(.78)	14.56	15.15
2009	14.39	.97	(1.11)	(.16)	—	**	(.30)	(.72)	(.01)	(.73)	13.36	13.98
2008	15.08	.96	(.61)	(.24)	(.02)		.09	(.72)	(.06)	(.78)	14.39	14.65
2007	15.02	.96	.11	(.24)	—		.83	(.77)	—	(.77)	15.08	16.73
2006	15.70	.95	(.52)	(.18)	(.01)		.24	(.85)	(.07)	(.92)	15.02	16.40

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share
Virginia Dividend Advantage 2 (NNB)
Year Ended 5/31:
2011(f)	$—	$—	$—	$43,200	$10.00	$10.19	$10.16		$29.03
2010	—	—	—	43,200	10.00	10.08	10.12	^	29.39
2009	41,175	25,000	71,586	—	—	—	—		—
2008	42,000	25,000	74,090	—	—	—	—		—
2007	42,000	25,000	76,418	—	—	—	—		—
2006	42,000	25,000	76,123	—	—	—	—		—

74 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

(.34)%	.82%	$82,230	2.76	%*	1.31	%*	5.10	%*	2.60	%*	1.15	%*	5.25	%*	3%
14.48	15.15	83,765	2.15		1.28		5.77		1.96		1.09		5.96		2
.96	(1.78)	76,726	1.39		1.31		7.21		1.11		1.03		7.49		4
(7.58)	.63	82,472	1.24		1.22		6.21		.91		.89		6.55		10
6.96	5.60	86,382	1.21		1.21		5.89		.80		.80		6.29		19
3.45	1.53	85,887	1.19		1.19		5.75		.75		.75		6.19		10

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended November 30, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.
^	For the period November 4, 2009 (first issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments 75

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI), Nuveen Virginia Premium Income Municipal Fund (NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (collectively, the “Funds”). Common shares of Maryland Premium Income (NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1 or Level 2, which is usually the case for municipal bonds.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the

76 Nuveen Investments

amount of the when-issued/delayed delivery purchase commitments. At November 30, 2010, Virginia Premium Income (NPV), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) had outstanding when issued/delayed delivery purchase commitments of $3,585,024, $1,244,800 and $1,195,008, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). The following Funds have issued and outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. Each Fund’s ARPS are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of November 30, 2010, the number of ARPS outstanding, by Series and in total, for each Fund is as follows:

	Maryland		Maryland		Virginia
	Premium		Dividend		Premium
	Income		Advantage 3		Income
	(NMY	)	(NWI	)	(NPV	)
Number of shares:
Series T	—		593		333
Series W	585		—		—
Series TH	734		—		689
Total	1,319		593		1,022

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,’’ and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the “maximum rate’’ applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of November 30, 2010, the aggregate amount of outstanding ARPS redeemed by each Fund is as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
ARPS redeemed, at liquidation value	$46,125,000		$32,000,000		$32,000,000		$24,175,000

Nuveen Investments 77

Notes to
Financial Statements (Unaudited) (continued)

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
ARPS redeemed, at liquidation value	$38,250,000		$24,000,000		$42,000,000

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of November 30, 2010, the number of MTP Shares outstanding, fixed annual rate and the NYSE “ticker” symbol for each Fund are as follows:

	Maryland Premium Income (NMY)			Maryland Dividend Advantage (NFM)
		Fixed			Fixed
	Shares	Annual	NYSE	Shares	Annual	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series 2015	3,877,500	2.65%	NMY Pr C	2,648,500	2.60%	NFM Pr C

	Maryland Dividend Advantage 2 (NZR)			Maryland Dividend Advantage 3 (NWI)
		Fixed			Fixed
	Shares	Annual	NYSE	Shares	Annual	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series 2015	2,730,000	2.60%	NZR Pr C	2,070,000	2.65%	NWI Pr C

	Virginia Premium Income (NPV)			Virginia Dividend Advantage (NGB)
		Fixed			Fixed
	Shares	Annual	NYSE	Shares	Annual	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2014	—	—%	—	2,280,000	2.80%	NGB Pr C
2015	3,220,500	2.65	NPV Pr C	—	—	—

	Virginia Dividend Advantage 2 (NNB)
		Fixed
	Shares	Annual	NYSE
	Outstanding	Rate	Ticker
Series 2014	4,320,000	2.80%	NNB Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s MTP Shares are as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
	Series 2015		Series 2015		Series 2015		Series 2015
Term Redemption Date	February 1, 2015		May 1, 2015		May 1, 2015		March 1, 2015
Optional Redemption Date	February 1, 2011		May 1, 2011		May 1, 2011		March 1, 2011
Premium Expiration Date	January 31, 2012		April 30, 2012		April 30, 2012		February 29, 2012

78 Nuveen Investments

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
	Series 2015		Series 2014		Series 2014
Term Redemption Date	February 1, 2015		December 1, 2014		December 1, 2014
Optional Redemption Date	February 1, 2011		December 1, 2010		December 1, 2010
Premium Expiration Date	January 31, 2012		November 30, 2011		November 30, 2011

The average liquidation value of MTP Shares outstanding for each Fund during the six months ended November 30, 2010, was as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Average liquidation value of MTP Shares outstanding	$38,775,000		$26,485,000		$27,300,000		$20,700,000

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Average liquidation value of MTP Shares outstanding	$32,205,000		$22,800,000		$43,200,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering were recorded as reductions of offering costs recognized by the Funds. For the six months ended November 30, 2010, the net amounts earned by Nuveen for each Fund were as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Net amounts earned by Nuveen	$—		$—		$1,486		$—

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Net amounts earned by Nuveen	$—		$—		$—

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust

Nuveen Investments 79

Notes to
Financial Statements (Unaudited) (continued)

as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended November 30, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is included as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2010, each Fund’s maximum exposure to externally-deposited Recourse Trusts is as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Maximum exposure to Recourse Trusts	$—		$—		$—		$—

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Maximum exposure to Recourse Trusts	$6,810,000		$2,255,000		$4,265,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2010, were as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Average floating rate obligations outstanding	$9,962,000		$3,973,000		$3,840,000		$4,255,000
Average annual interest rate and fees	0.87%		0.87%		0.87%		0.86%

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Average floating rate obligations outstanding	$4,630,000		$1,640,000		$2,980,000
Average annual interest rate and fees	0.55%		0.55%		0.55%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although each Fund is authorized to invest in such derivative instruments, and may do so in the future, they did make any such investments during the six months ended November 30, 2010.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the

80 Nuveen Investments

custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge which will be amortized over the 5-year life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Each Fund’s offering costs incurred were as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
MTP Shares offering costs	$849,289		$657,275		$668,014		$524,431

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
MTP Shares offering costs	$741,368		$586,891		$736,334

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
In determining the fair value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.
Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of November 30, 2010:

Maryland Premium Income (NMY)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$230,684,279	$470,157	$231,154,436

Maryland Dividend Advantage (NFM)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$85,924,923	$474,390	$86,399,313

Nuveen Investments 81

Notes to
Financial Statements (Unaudited) (continued)

Maryland Dividend Advantage 2 (NZR)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$86,396,769	$474,390	$86,871,159

Maryland Dividend Advantage 3 (NWI)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$111,851,880	$609,930	$112,461,810

Virginia Premium Income (NPV)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$181,914,303	$—	$181,914,303

Virginia Dividend Advantage (NGB)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$66,546,374	$—	$66,546,374

Virginia Dividend Advantage 2 (NNB)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$126,023,252	$—	$126,023,252

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Maryland	Maryland		Maryland		Maryland
	Premium	Dividend		Dividend		Dividend
	Income	Advantage		Advantage 2		Advantage 3
	(NMY )	(NFM	)	(NZR	)	(NWI	)
	Level 3	Level 3		Level 3		Level 3
	Municipal	Municipal		Municipal		Municipal
	Bonds	Bonds		Bonds		Bonds
Balance at the beginning of period	$532,963	$484,610		$484,610		$623,070
Gains (losses):
Net realized gains (losses)	6,539	—		—		—
Net change in unrealized appreciation (depreciation)	(4,701)	(10,702)		(10,702)		(13,759)
Net purchases at cost (sales at proceeds)	(65,000)	—		—		—
Net discounts (premiums)	356	482		482		619
Net transfers in to (out of) at end of period fair value	—	—		—		—
Balance at the end of period	$470,157	$474,390		$474,390		$609,930

“Change in net unrealized appreciation (depreciation) of investments” presented on the Statement of Operations includes net unrealized appreciation (depreciation) related to securities classified as Level 3 at period end as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Level 3 net unrealized appreciation (depreciation)	$(4,701)		$(10,702)		$(10,702)		$(13,759)

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2010.

82 Nuveen Investments

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase program, the Funds have not repurchased any of their outstanding Common Shares.

Transactions in Common shares were as follows:

	Maryland Premium Income (NMY)		Maryland Dividend Advantage (NFM)		Maryland Dividend Advantage 2 (NZR)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/10	5/31/10	11/30/10	5/31/10	11/30/10	5/31/10
Common shares issued to shareholders due to reinvestment of distributions	7,048	3,548	3,889	3,167	4,405	1,829

	Maryland Dividend Advantage 3 (NWI)		Virginia Premium Income (NPV)		Virginia Dividend Advantage (NGB)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/10	5/31/10	11/30/10	5/31/10	11/30/10	5/31/10
Common shares issued to shareholders due to reinvestment of distributions	2,060	—	15,664	35,258	2,047	3,987

Virginia Dividend Advantage 2 (NNB)
	Six Months	Year
	Ended	Ended
	11/30/10	5/31/10
Common shares issued to shareholders due to reinvestment of distributions	4,940	10,255

Preferred Shares
Transactions in ARPS were as follows:

	Maryland Premium Income (NMY)				Maryland Dividend Advantage (NFM)
	Six Months Ended 11/30/10		Year Ended 5/31/10		Six Months Ended 11/30/10		Year Ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	—	$—	—	$—	—	$—	1,033	$25,825,000
Series W	—	—	673	16,825,000	—	—	—	—
Series TH	—	—	843	21,075,000	—	—	—	—
Total	—	$—	1,516	$37,900,000	—	$—	1,033	$25,825,000

Nuveen Investments 83

Notes to
Financial Statements (Unaudited) (continued)

	Maryland Dividend Advantage 2 (NZR)				Maryland Dividend Advantage 3 (NWI)
	Six Months Ended 11/30/10		Year Ended 5/31/10		Six Months Ended 11/30/10		Year Ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	—	$—	—	$—	—	$—	807	$20,175,000
Series F	—	—	1,065	26,625,000	—	—	—	—
Total	—	$—	1,065	26,625,000	—	$—	807	$20,175,000

	Virginia Premium Income (NPV)				Virginia Dividend Advantage (NGB)
	Six Months Ended 11/30/10		Year Ended 5/31/10		Six Months Ended 11/30/10		Year Ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	—	$—	499	$12,475,000	—	$—	—	$—
Series W	—	—	—	—	—	—	780	19,500,000
Series TH	—	—	1,031	25,775,000	—	—	—	—
Total	—	$—	1,530	$38,250,000	—	$—	780	$19,500,000

	Virginia Dividend Advantage 2 (NNB)
	Six Months Ended 11/30/10		Year Ended 5/31/10
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	—	$—	1,647	$41,175,000

Transactions in MTP shares were as follows:

	Maryland Premium Income (NMY)				Maryland Dividend Advantage (NFM)
	Six Months Ended 11/30/10		Year Ended 5/31/10		Six Months Ended 11/30/10		Year Ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	3,877,500	$38,775,000	—	$—	2,648,500	$26,485,000

	Maryland Dividend Advantage 2 (NZR)				Maryland Dividend Advantage 3 (NWI)
	Six Months Ended 11/30/10		Year Ended 5/31/10		Six Months Ended 11/30/10		Year Ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	2,730,000	$27,300,000	—	$—	2,070,000	$20,700,000

84 Nuveen Investments

	Virginia Premium Income (NPV)
	Six Months Ended 11/30/10		Year Ended 5/31/10
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	3,220,500	$32,205,000

	Virginia Dividend Advantage (NGB)				Virginia Dividend Advantage 2 (NNB)
	Six Months Ended 11/30/10		Year Ended 5/31/10		Six Months Ended 11/30/10		Year Ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	—	$—	2,280,000	$22,800,000	—	$—	4,320,000	$43,200,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2010, were as follows:

	Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
Purchases	$5,260,593		$5,973,554		$2,092,442		$2,794,798
Sales and maturities	7,238,900		4,925,000		4,251,800		5,389,398

	Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB	)	Virginia Dividend Advantage 2 (NNB	)
Purchases	$8,027,201		$2,936,311		$3,366,827
Sales and maturities	16,413,950		3,280,000		3,342,900

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2010, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
Cost of investments	$214,843,497		$82,223,322		$82,766,428		$106,696,236
Gross unrealized:
Appreciation	$11,329,718		$2,633,624		$2,870,014		$4,249,985
Depreciation	(4,980,561)		(2,430,852)		(2,605,108)		(2,739,370)
Net unrealized appreciation (depreciation) of investments	$6,349,157		$202,772		$264,906		$1,510,615

Nuveen Investments 85

Notes to
Financial Statements (Unaudited) (continued)

	Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB )	Virginia Dividend Advantage 2 (NNB	)
Cost of investments	$174,611,310		$65,644,501	$122,470,736
Gross unrealized:
Appreciation	$7,510,626		$1,757,733	$4,585,522
Depreciation	(4,837,814)		(2,495,679)	(4,013,006)
Net unrealized appreciation (depreciation) of investments	$2,672,812		$(737,946)	$572,516

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at May 31, 2010, the Funds’ last tax year end, as follows:

	Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
Paid-in-surplus	$(55,663)		$(16,539)		$(17,318)		$(27,295)
Undistributed (Over-distribution of) net investment income	55,385		16,377		16,950		27,154
Accumulated net realized gain (loss)	278		162		368		141

	Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB	)	Virginia Dividend Advantage 2 (NNB	)
Paid-in-surplus	$(51,079)		$(62,210)		$(88,172)
Undistributed (Over-distribution of) net investment income	51,079		62,210		87,399
Accumulated net realized gain (loss)	—		—		773

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2010, the Funds’ last tax year end, were as follows:

	Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
Undistributed net tax-exempt income *	$2,722,629		$1,035,434		$1,044,375		$1,242,347
Undistributed net ordinary income **	4,946		—		—		931
Undistributed net long-term capital gains	—		—		—		—

	Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB	)	Virginia Dividend Advantage 2 (NNB	)
Undistributed net tax-exempt income *	$2,226,953		$746,121		$1,165,996
Undistributed net ordinary income **	1,269		94		1,025
Undistributed net long-term capital gains	—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 3, 2010, paid on June 1, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2010, was designated for purposes of the dividends paid deduction as follows:

	Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
Distributions from net tax-exempt income	$8,270,687		$3,267,495		$3,279,991		$4,168,021
Distributions from net ordinary income **	—		—		—		—
Distributions from net long-term capital gains	—		—		—		—

86 Nuveen Investments

	Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB	)	Virginia Dividend Advantage 2 (NNB	)
Distributions from net tax-exempt income	$7,324,752		$2,722,885		$5,136,012
Distributions from net ordinary income **	294,161		—		21,344
Distributions from net long-term capital gains	—		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2010, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
Expiration:
May 31, 2012	$—		$78,935		$—		$—
May 31, 2013	—		15,613		—		—
May 31, 2014	—		62,054		—		—
May 31, 2017	637,381		419,436		541,561		641,931
May 31, 2018	—		—		—		9,753
Total	$637,381		$576,038		$541,561		$651,684

	Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB	)	Virginia Dividend Advantage 2 (NNB	)
Expiration:
May 31, 2012	$—		$—		$—
May 31, 2013	—		—		—
May 31, 2014	—		—		—
May 31, 2017	14,953		167,151		118,100
May 31, 2018	—		360,046		532,686
Total	$14,953		$527,197		$650,786

During the last tax year ended May 31, 2010, the following Funds utilized capital loss carryforwards as follows:

Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Virginia Premium Income (NPV	)
$81,310		$27,117		$17,707		$71,326

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Maryland Premium Income (NMY) Virginia Premium Income (NPV) Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Nuveen Investments 87

Notes to
Financial Statements (Unaudited) (continued)

Average Daily Managed Assets*	Maryland Dividend Advantage (NFM) Maryland Dividend Advantage 2 (NZR) Maryland Dividend Advantage 3 (NWI) Virginia Dividend Advantage (NGB) Virginia Dividend Advantage 2 (NNB) Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. As of November 30, 2010, the complex-level fee rate was .1824%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Maryland Dividend Advantage’s (NFM) and Virginia Dividend Advantage’s (NGB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending January 31,		Year Ending January 31,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage (NFM) and Virginia Dividend Advantage (NGB) for any portion of their fees and expenses beyond January 31, 2011.

88 Nuveen Investments

For the first ten years of Maryland Dividend Advantage 2’s (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending September 30,		Year Ending September 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Maryland Dividend Advantage 3’s (NWI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending September 30,		Year Ending September 30,
2002*	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 3 (NWI) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of Virginia Dividend Advantage 2’s (NNB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending November 30,		Year Ending November 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

8. New Accounting Standards

Fair Value Measurements
On January 21, 2010, the Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the footnote disclosures, if any.

9. Subsequent Events

Preferred Shares
Subsequent to the reporting period, Maryland Dividend Advantage 3 (NWI) successfully completed the issuance of $15.366 million of 2.85%, Series 2016 MTP. The newly issued MTP shares trade on the NYSE under the symbol “NWI PrD.” Immediately following its MTP issuance, Maryland Dividend Advantage 3 (NWI) noticed for redemption at par its remaining $14.825 million ARPS outstanding using the MTP proceeds.

Investment Advisory Agreements
Effective January 1, 2011, Nuveen Asset Management, the Funds’ Adviser, has changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors has formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio

Nuveen Investments 89

Notes to
Financial Statements (Unaudited) (continued)

management capabilities. Nuveen Asset Management, LLC now serves as the Funds’ sub-adviser, and the Funds’ portfolio managers have become employees of Nuveen Asset Management, LLC rather than Nuveen Fund Advisors.

This allocation of responsibilities between Nuveen Fund Advisors and Nuveen Asset Management, LLC affects each Fund within this report. Nuveen Fund Advisors (as each affected Fund’s investment adviser) will compensate Nuveen Asset Management, LLC (as each such Fund’s newly-appointed sub-adviser) for the portfolio management services it provides to the Fund from the Fund’s management fee, which will not change as a result of this restructuring. Nuveen Fund Advisors and Nuveen Asset Management, LLC retain the right to reallocate investment management and advisory responsibilities and fees between themselves in the future.

90 Nuveen Investments

Board Approval of Sub-Advisory
Arrangements (Unaudited)

At a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (“NAM”). Since the May Meeting, Nuveen has engaged in an internal restructuring (the “Restructuring”) pursuant to which the portfolio management services provided by NAM to the Funds would be transferred to Nuveen Asset Management, LLC (“NAM LLC”), a newly-organized wholly-owned subsidiary of NAM and NAM would change its name to Nuveen Fund Advisors, Inc. (“NFA”). NAM, under its new name NFA, will continue to serve as investment adviser to the Funds and, in that capacity, will continue to provide various oversight, administrative, compliance and other services. To effectuate the foregoing, NFA will enter into a sub-advisory agreement with NAM LLC on behalf of the Funds (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, NAM LLC, subject to the oversight of NFA and the Board, will furnish an investment program, make investment decisions for, and place all orders for the purchase and sale of securities for the portion of each Fund’s investment portfolio allocated to it by NFA. There will be no change in the advisory fees paid by the Funds. Rather, NFA will pay a portion of the investment advisory fee it receives to NAM LLC for its sub-advisory services. The Independent Board Members reviewed the allocation of fees between NFA and NAM LLC. NFA and NAM LLC do not anticipate any reduction in the nature or level of services provided to the Funds following the Restructuring. The personnel of NFA who engaged in portfolio management activities prior to the spinoff of NAM LLC are not expected to materially change as a result of the spinoff. In light of the foregoing, at a meeting held on November 16-18, 2010, the Board Members, including a majority of the Independent Board Members, approved the Sub-Advisory Agreement on behalf of each Fund. Given that the Restructuring was not expected to reduce the level or nature of services provided and the advisory fees paid by the Funds were the same, the factors considered and determinations made at the May Meeting in approving the Advisory Agreement were equally applicable to the approval of the Sub-Advisory Agreement. For a discussion of these considerations, please see the shareholder report of the Fund that was first issued after the May Meeting for the period including May 2010.

Nuveen Investments 91

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per

92 Nuveen Investments

share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments 93

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

94 Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■
Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

■
Pre-refunding: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments 95

Notes

96 Nuveen Investments

Other Useful Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Sub-Adviser
Nuveen Asset
Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust
Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

Fund	Common Shares Repurchased	Preferred Shares Redeemed
NMY	—	—
NFM	—	—
NZR	—	—
NWI	—	—
NPV	—	—
NGB	—	—
NNB	—	—

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments 97

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $195 billion of assets as of December 31, 2010.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money. Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-1110D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Maryland Dividend Advantage Municipal Fund 3

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: February 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 7, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 7, 2011